American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible Emerging Markets Equity ETF (AVSE)
May 31, 2024

Avantis Responsible Emerging Markets Equity ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.3%
Brazil — 4.8%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	95	151
AES Brasil Energia SA	5,900	12,573
Allos SA	13,304	53,232
Alpargatas SA, Preference Shares(1)	1,200	2,194
Ambev SA, ADR	23,942	53,151
Americanas SA(1)	9,200	823
Anima Holding SA(1)	500	330
Armac Locacao Logistica E Servicos SA	100	199
Atacadao SA	5,800	10,946
Auren Energia SA	10,900	24,827
B3 SA - Brasil Bolsa Balcao	18,700	38,462
Banco ABC Brasil SA, Preference Shares	5,226	21,438
Banco BMG SA, Preference Shares	11,600	7,445
Banco Bradesco SA	16,070	35,134
Banco Bradesco SA, ADR	42,446	104,417
Banco BTG Pactual SA	11,200	67,572
Banco do Brasil SA	30,200	156,668
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	9,600	20,184
Banco Pan SA, Preference Shares	6,100	10,525
Banco Santander Brasil SA, ADR	3,160	16,780
BB Seguridade Participacoes SA	5,900	36,124
Bemobi Mobile Tech SA	2,600	6,412
Blau Farmaceutica SA	500	977
BRF SA, ADR(1)	9,065	32,906
C&A Modas SA(1)	1,800	3,274
CCR SA	17,900	41,078
Centrais Eletricas Brasileiras SA, ADR(2)	10,087	67,381
Centrais Eletricas Brasileiras SA, Class B Preference Shares	1,000	7,483
Cia Brasileira de Aluminio(1)	4,600	6,185
Cia Brasileira de Distribuicao, ADR(1)	4,389	2,195
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	4,000	6,094
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	5,443	77,018
Cia de Saneamento de Minas Gerais Copasa MG	7,200	27,643
Cia De Sanena Do Parana	7,900	41,299
Cia De Sanena Do Parana, Preference Shares	62,200	66,217
Cia Energetica de Minas Gerais, ADR	50,131	93,243
Cia Paranaense de Energia - Copel	3,600	5,567
Cia Paranaense de Energia - Copel, ADR	1,407	8,484
Cia Paranaense de Energia - Copel, Preference Shares	33,700	57,826
Cia Paranaense de Energia - Copel , Preference Shares, ADR(2)	5,629	39,065
Cielo SA	45,000	48,163
Clear Sale SA(1)	1,100	1,527
Construtora Tenda SA(1)	5,200	11,309
CPFL Energia SA	4,800	30,760
Cruzeiro do Sul Educacional SA	200	153
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	6,400	31,080
Cury Construtora e Incorporadora SA	3,100	10,863
Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,700	31,596
Desktop SA	100	314

Dexco SA	18,690	25,450
Dexxos Participacoes SA	100	198
Dimed SA Distribuidora da Medicamentos	800	1,589
Direcional Engenharia SA	5,000	23,396
EcoRodovias Infraestrutura e Logistica SA	14,200	18,714
Embraer SA, ADR(1)	7,891	219,291
Empreendimentos Pague Menos SA	3,200	1,408
Energisa SA	6,100	52,718
Equatorial Energia SA	14,914	83,419
Eternit SA	2,500	2,928
Even Construtora e Incorporadora SA	3,600	4,504
Fertilizantes Heringer SA(1)	100	84
Fleury SA	1,908	5,062
Fras-Le SA	1,400	4,645
Gafisa SA(1)	88	69
GPS Participacoes e Empreendimentos SA	2,400	8,469
Grendene SA	6,300	7,379
Grupo Casas Bahia SA(1)	2,596	3,436
Grupo De Moda Soma SA(1)	2,700	3,023
Grupo Mateus SA	5,600	8,255
Grupo SBF SA	4,000	8,859
Guararapes Confeccoes SA	2,400	3,437
Hapvida Participacoes e Investimentos SA(1)	13,500	10,181
Helbor Empreendimentos SA	200	88
Hidrovias do Brasil SA(1)	19,300	14,923
Hospital Mater Dei SA	100	96
Hypera SA	2,200	11,312
Iguatemi SA	9,300	35,989
Infracommerce CXAAS SA(1)	1,200	110
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	500	2,199
International Meal Co. Alimentacao SA, Class A(1)	2,700	679
Iochpe Maxion SA	8,100	16,706
Irani Papel e Embalagem SA	1,800	2,914
IRB-Brasil Resseguros SA(1)	3,836	23,085
Itau Unibanco Holding SA, ADR	46,440	278,176
Jalles Machado SA	2,500	3,252
JHSF Participacoes SA	28,800	22,049
Klabin SA	24,420	94,826
Lavvi Empreendimentos Imobiliarios SA	3,700	6,187
Light SA(1)	10,400	9,943
Localiza Rent a Car SA	8,796	71,127
LOG Commercial Properties e Participacoes SA	1,100	4,523
Log-in Logistica Intermodal SA(1)	1,000	6,791
Lojas Quero-Quero SA	1,900	1,560
Lojas Renner SA	23,200	57,703
LPS Brasil-Consultoria de Imoveis SA	1,700	696
LWSA SA(1)	2,900	2,386
M Dias Branco SA	700	4,195
Magazine Luiza SA(1)	7,730	17,989
Mahle Metal Leve SA	600	3,629
Marcopolo SA	3,960	3,809
Marcopolo SA, Preference Shares	14,760	18,131
Marisa Lojas SA(1)	1,060	359
Meliuz SA	730	737
Metalurgica Gerdau SA, Preference Shares	17,000	34,642

Mills Locacao Servicos e Logistica SA	5,600	12,702
Mitre Realty Empreendimentos E Participacoes LTDA	200	141
Moura Dubeux Engenharia SA(1)	8,200	17,194
Movida Participacoes SA(1)	8,700	10,819
MPM Corporeos SA(1)	300	67
MRV Engenharia e Participacoes SA(1)	13,800	18,003
Multilaser Industrial SA(1)	4,500	1,834
Multiplan Empreendimentos Imobiliarios SA	2,700	11,713
Natura & Co. Holding SA	5,800	16,403
Oceanpact Servicos Maritimos SA(1)	200	235
Odontoprev SA	3,120	6,673
Oncoclinicas do Brasil Servicos Medicos SA(1)	100	172
Orizon Valorizacao de Residuos SA(1)	100	773
Pet Center Comercio e Participacoes SA	7,000	5,079
Plano & Plano Desenvolvimento Imobiliario SA	1,500	2,762
Portobello SA(1)	2,400	1,906
Positivo Tecnologia SA	2,300	3,947
Qualicorp Consultoria e Corretora de Seguros SA(1)	900	283
Raia Drogasil SA	8,528	41,057
Raizen SA, Preference Shares	32,200	17,354
Randon SA Implementos e Participacoes, Preference Shares	10,800	19,642
Rede D'Or Sao Luiz SA	4,455	23,213
Romi SA	1,282	2,527
Rumo SA	10,000	37,536
Santos Brasil Participacoes SA	9,200	20,219
Sao Martinho SA	4,400	22,608
Sendas Distribuidora SA, ADR(1)	4,660	54,336
Ser Educacional SA(1)	1,100	1,022
Serena Energia SA(1)	4,000	6,559
Simpar SA(1)	4,300	4,930
SLC Agricola SA	9,200	31,099
Smartfit Escola de Ginastica e Danca SA	4,700	20,059
Suzano SA, ADR	11,219	104,898
SYN prop e tech SA(1)	500	855
Tegma Gestao Logistica SA	600	2,755
Telefonica Brasil SA, ADR	2,273	19,025
TIM SA, ADR	5,828	88,760
TOTVS SA	2,100	11,490
Transmissora Alianca de Energia Eletrica SA	1,000	6,551
Tres Tentos Agroindustrial SA	2,500	4,609
Trisul SA	3,200	2,840
Tupy SA	5,100	22,349
Unifique Telecomunicacoes SA	200	138
Unipar Carbocloro SA, Class B Preference Shares	1,881	17,893
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	300	908
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	6,000	9,244
Vivara Participacoes SA	900	3,728
Vulcabras SA	1,700	4,753
WEG SA	8,800	63,299
Wilson Sons SA	7,800	22,832
Wiz Co.	900	1,022
YDUQS Participacoes SA	6,100	14,068
Zamp SA(1)	5,219	3,171
		3,494,667
British Virgin Islands — 0.0%
Kandi Technologies Group, Inc.(1)	2,267	4,693

Chile — 0.6%
Aguas Andinas SA, A Shares	34,996	10,396
Banco de Chile	598,110	71,017
Banco de Credito e Inversiones SA	1,021	28,972
Banco Santander Chile, ADR	2,101	39,667
CAP SA(1)	2,647	17,892
Cencosud SA	4,978	9,650
Cencosud Shopping SA	5,065	8,192
Cia Cervecerias Unidas SA, ADR	1,627	20,354
Embotelladora Andina SA, Class B Preference Shares	11,635	36,249
Empresa Nacional de Telecomunicaciones SA	7,815	24,994
Empresas CMPC SA	22,959	48,046
Enel Americas SA	187,667	18,188
Falabella SA(1)	14,679	44,468
Parque Arauco SA	20,306	33,033
Ripley Corp. SA(1)	17,466	4,642
SMU SA	53,367	10,516
Sociedad Quimica y Minera de Chile SA, ADR(2)	715	33,390
Vina Concha y Toro SA	3,852	4,836
		464,502
China — 23.7%
361 Degrees International Ltd.	38,000	21,747
3SBio, Inc.(1)	48,000	37,482
AAC Technologies Holdings, Inc.	34,000	105,003
Agile Group Holdings Ltd.(1)(2)	144,000	10,931
Agora, Inc., ADR(1)	720	1,771
Agricultural Bank of China Ltd., H Shares	314,000	131,638
AK Medical Holdings Ltd.	2,000	1,286
Alibaba Group Holding Ltd., ADR	13,238	1,037,065
Alibaba Health Information Technology Ltd.(1)(2)	20,000	8,430
Alibaba Pictures Group Ltd.(1)(2)	80,000	4,620
A-Living Smart City Services Co. Ltd.	21,500	8,591
Alliance International Education Leasing Holdings Ltd.(1)	24,000	1,626
ANE Cayman, Inc.(1)	7,500	5,993
Anhui Expressway Co. Ltd., H Shares	28,000	35,317
ANTA Sports Products Ltd.	17,800	190,686
Ascletis Pharma, Inc.(1)	1,000	155
AsiaInfo Technologies Ltd.	5,600	4,964
Autohome, Inc., ADR	1,792	50,893
Baidu, Inc., ADR(1)	483	46,948
Bairong, Inc.(1)(2)	4,500	5,233
Bank of China Ltd., H Shares	826,000	391,559
Bank of Chongqing Co. Ltd., H Shares	38,500	25,828
Bank of Communications Co. Ltd., H Shares	136,000	102,648
BeiGene Ltd.(1)	2,500	28,574
BeiGene Ltd., ADR(1)	145	21,583
Beijing Capital International Airport Co. Ltd., H Shares(1)(2)	20,000	6,795
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	250	301
Beijing Enterprises Water Group Ltd.	14,000	4,472
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)	8,000	9,806
Bilibili, Inc., ADR(1)	39	566
BOC Aviation Ltd.	8,800	65,370
BOE Varitronix Ltd.	10,000	6,840
Bosideng International Holdings Ltd.	150,000	86,793
Brilliance China Automotive Holdings Ltd.	72,000	56,828

Burning Rock Biotech Ltd., ADR(1)(2)	49	379
BYD Co. Ltd., H Shares	15,000	420,889
BYD Electronic International Co. Ltd.	22,000	95,567
C&D International Investment Group Ltd.	40,303	81,516
C&D Property Management Group Co. Ltd.	12,000	4,913
Cango, Inc., ADR(1)	583	869
CARsgen Therapeutics Holdings Ltd.(1)	4,000	3,512
Cathay Media & Education Group, Inc.	1,000	126
Central China New Life Ltd.	13,000	1,949
CGN Mining Co. Ltd.(1)(2)	75,000	28,561
Cheerwin Group Ltd.	500	117
China Automotive Systems, Inc.(1)	856	3,236
China Bohai Bank Co. Ltd., H Shares(1)	8,500	1,088
China Chunlai Education Group Co. Ltd.(2)	22,000	13,499
China Cinda Asset Management Co. Ltd., H Shares(2)	420,000	40,416
China CITIC Bank Corp. Ltd., H Shares	156,000	95,411
China Communications Services Corp. Ltd., H Shares	132,000	63,498
China Conch Environment Protection Holdings Ltd.(1)	4,500	526
China Conch Venture Holdings Ltd.	50,500	39,367
China Construction Bank Corp., H Shares	1,152,000	817,602
China Datang Corp. Renewable Power Co. Ltd., H Shares(2)	181,000	43,793
China Dongxiang Group Co. Ltd.	16,000	759
China East Education Holdings Ltd.(1)	28,500	8,408
China Education Group Holdings Ltd.	60,142	39,145
China Everbright Bank Co. Ltd., H Shares	52,000	16,723
China Everbright Ltd.	24,000	13,222
China Foods Ltd.	2,000	756
China Galaxy Securities Co. Ltd., H Shares	70,500	38,069
China Glass Holdings Ltd.	2,000	179
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	10,000	1,417
China International Capital Corp. Ltd., H Shares	12,800	15,280
China Kepei Education Group Ltd.	18,000	3,545
China Lesso Group Holdings Ltd.(1)	60,000	27,656
China Life Insurance Co. Ltd., Class H	29,555	42,119
China Literature Ltd.(1)	3,600	12,156
China Medical System Holdings Ltd.	68,000	57,575
China Merchants Bank Co. Ltd., H Shares	38,500	172,505
China Merchants Port Holdings Co. Ltd.	56,000	79,761
China Minsheng Banking Corp. Ltd., H Shares	156,500	59,283
China New Higher Education Group Ltd.	48,000	14,052
China Pacific Insurance Group Co. Ltd., H Shares(1)	31,800	83,372
China Rare Earth Holdings Ltd.(1)	2,000	88
China Resources Beer Holdings Co. Ltd.	16,000	64,390
China Resources Land Ltd.	44,000	160,567
China Resources Medical Holdings Co. Ltd.	46,000	22,529
China Resources Mixc Lifestyle Services Ltd.	12,200	42,653
China Sanjiang Fine Chemicals Co. Ltd.(1)	2,000	414
China SCE Group Holdings Ltd.(1)(2)	67,000	1,450
China Shineway Pharmaceutical Group Ltd.	11,000	11,769
China South City Holdings Ltd.(2)	118,000	3,673
China Starch Holdings Ltd.	35,000	883
China Sunshine Paper Holdings Co. Ltd.(1)	2,000	514
China Taiping Insurance Holdings Co. Ltd.	62,600	67,905
China Tower Corp. Ltd., H Shares	1,234,000	145,712
China Traditional Chinese Medicine Holdings Co. Ltd.	58,000	31,309

China Travel International Investment Hong Kong Ltd.	52,000	8,069
China Vanke Co. Ltd., H Shares(2)	19,200	13,248
China Water Affairs Group Ltd.	18,000	13,005
China Yongda Automobiles Services Holdings Ltd.	79,000	19,674
China Youran Dairy Group Ltd.(1)(2)	11,000	1,664
Chow Tai Fook Jewellery Group Ltd.	56,800	73,182
CITIC Securities Co. Ltd., H Shares	15,500	24,138
CMGE Technology Group Ltd.(1)	14,000	2,389
CMOC Group Ltd., H Shares	108,000	99,919
Concord New Energy Group Ltd.	580,000	47,578
COSCO SHIPPING Holdings Co. Ltd., Class H	103,500	173,316
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	8,101
COSCO SHIPPING Ports Ltd.(2)	76,000	52,687
Country Garden Holdings Co. Ltd.(1)(2)	185,000	27,086
Country Garden Services Holdings Co. Ltd.(2)	35,000	25,587
CPMC Holdings Ltd.	30,000	26,149
CSPC Pharmaceutical Group Ltd.	264,000	224,445
Differ Group Auto Ltd.(1)(2)	400	6
Digital China Holdings Ltd.	21,000	9,335
Dongfeng Motor Group Co. Ltd., Class H(2)	94,000	30,492
Dynagreen Environmental Protection Group Co. Ltd., H Shares	1,000	335
East Buy Holding Ltd.(1)(2)	6,000	14,128
Edvantage Group Holdings Ltd.	20,725	6,243
EVA Precision Industrial Holdings Ltd.	10,000	923
Everest Medicines Ltd.(1)(2)	1,000	2,828
Excellence Commercial Property & Facilities Management Group Ltd.	13,000	2,608
FIH Mobile Ltd.(1)(2)	33,000	3,177
FinVolution Group, ADR	11,162	53,354
First Tractor Co. Ltd., H Shares	14,000	15,424
Fu Shou Yuan International Group Ltd.	76,000	50,003
Fuyao Glass Industry Group Co. Ltd., H Shares	6,400	36,218
Ganfeng Lithium Group Co. Ltd., H Shares(2)	4,280	11,875
GCL New Energy Holdings Ltd.(1)	3,700	227
GCL Technology Holdings Ltd.	545,000	102,234
Geely Automobile Holdings Ltd.	226,000	275,092
Gemdale Properties & Investment Corp. Ltd.(2)	136,000	5,060
Genertec Universal Medical Group Co. Ltd.	25,000	14,218
GF Securities Co. Ltd., H Shares	34,000	30,846
Goldpac Group Ltd.	1,000	174
Goldwind Science & Technology Co. Ltd., H Shares(2)	6,400	2,971
Grand Pharmaceutical Group Ltd.	39,500	24,973
Great Wall Motor Co. Ltd., H Shares	35,500	61,455
Greenland Hong Kong Holdings Ltd.(1)	13,000	547
Greentown China Holdings Ltd.	69,500	68,102
Greentown Management Holdings Co. Ltd.	27,000	23,810
Guangdong Investment Ltd.	54,000	30,606
Guangzhou Automobile Group Co. Ltd., H Shares	24,000	9,999
Guangzhou R&F Properties Co. Ltd., H Shares(1)	46,400	5,659
H World Group Ltd., ADR	5,726	213,179
Haidilao International Holding Ltd.	38,000	84,801
Haier Smart Home Co. Ltd., H Shares	46,800	170,024
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	3,000	3,764
Haitian International Holdings Ltd.	25,000	76,680
Haitong Securities Co. Ltd., H Shares	56,800	27,982
Hangzhou Tigermed Consulting Co. Ltd., H Shares(1)	500	2,111

Hansoh Pharmaceutical Group Co. Ltd.	10,000	20,567
Harbin Electric Co. Ltd., H Shares	28,000	9,837
Hello Group, Inc., ADR	7,677	43,298
Hengan International Group Co. Ltd.	31,000	108,216
Hisense Home Appliances Group Co. Ltd., H Shares	18,000	81,993
Hollysys Automation Technologies Ltd.(1)(2)	2,162	45,770
Hua Hong Semiconductor Ltd.(1)	14,000	34,794
Huatai Securities Co. Ltd., H Shares	30,400	34,690
Huazhong In-Vehicle Holdings Co. Ltd.	4,000	1,156
Industrial & Commercial Bank of China Ltd., H Shares	597,000	338,223
Inkeverse Group Ltd.(1)	49,000	5,596
iQIYI, Inc., ADR(1)	9,234	42,753
JD Health International, Inc.(1)	2,350	7,904
JD Logistics, Inc.(1)	54,600	59,709
Jiangsu Expressway Co. Ltd., H Shares	20,000	20,820
Jinchuan Group International Resources Co. Ltd.(2)	193,000	21,504
Jinxin Fertility Group Ltd.(1)	73,000	29,414
Jiumaojiu International Holdings Ltd.	13,000	8,004
JNBY Design Ltd.	15,500	29,089
JOYY, Inc., ADR	1,084	32,368
Kangji Medical Holdings Ltd.	22,500	17,382
Kanzhun Ltd., ADR	795	16,894
KE Holdings, Inc., ADR	11,228	190,539
Keymed Biosciences, Inc.(1)	5,500	22,785
Kingboard Holdings Ltd.	9,500	23,112
Kingboard Laminates Holdings Ltd.	15,500	16,775
Kingdee International Software Group Co. Ltd.(1)	1,000	1,030
Kingsoft Cloud Holdings Ltd., ADR(1)	942	2,666
Kingsoft Corp. Ltd.	16,400	52,649
Kuaishou Technology(1)	9,100	64,979
KWG Living Group Holdings Ltd.(1)(2)	32,000	1,642
Lenovo Group Ltd.	132,000	190,147
Leoch International Technology Ltd.	25,000	4,457
LexinFintech Holdings Ltd., ADR	6,446	11,861
Li Auto, Inc., ADR(1)(2)	3,554	71,969
Li Ning Co. Ltd.	10,500	27,572
Lifetech Scientific Corp.(1)	124,000	26,836
Linklogis, Inc., Class B	20,500	5,426
Logan Group Co. Ltd.(1)(2)	2,000	185
Longfor Group Holdings Ltd.	75,558	119,887
Lonking Holdings Ltd.	21,000	3,892
Lufax Holding Ltd., ADR	1,400	6,272
Luye Pharma Group Ltd.(1)(2)	43,500	14,940
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	30,000	2,996
Maoyan Entertainment(1)	19,600	22,384
Meitu, Inc.(1)(2)	76,000	27,313
Meituan, Class B(1)	18,450	251,403
Midea Real Estate Holding Ltd.(1)	16,400	9,191
MINISO Group Holding Ltd., ADR(2)	2,855	64,209
Minth Group Ltd.	16,000	31,831
Mobvista, Inc.(1)(2)	3,000	1,127
NetDragon Websoft Holdings Ltd.	13,000	19,534
NetEase, Inc., ADR	5,316	473,283
New China Life Insurance Co. Ltd., H Shares	16,500	33,874
New Horizon Health Ltd.(1)(2)	7,500	13,561

New Oriental Education & Technology Group, Inc., ADR(1)	1,330	106,307
Nexteer Automotive Group Ltd.	66,000	34,159
NIO, Inc., ADR(1)	4,120	22,207
Niu Technologies, ADR(1)	23	47
Noah Holdings Ltd., ADR	1,772	18,287
Nongfu Spring Co. Ltd., H Shares	16,400	87,323
Orient Overseas International Ltd.	5,500	93,415
PDD Holdings, Inc., ADR(1)	4,177	625,631
People's Insurance Co. Group of China Ltd., H Shares	138,000	48,096
Perennial Energy Holdings Ltd.	15,000	2,347
Pharmaron Beijing Co. Ltd., H Shares	375	474
PICC Property & Casualty Co. Ltd., H Shares	148,000	192,869
Ping An Healthcare & Technology Co. Ltd.(1)(2)	1,600	2,298
Ping An Insurance Group Co. of China Ltd., H Shares	67,500	343,323
Poly Property Group Co. Ltd.	61,000	11,596
Pop Mart International Group Ltd.	20,000	95,431
Postal Savings Bank of China Co. Ltd., H Shares	124,000	70,189
Q Technology Group Co. Ltd.(1)(2)	16,000	7,112
Qifu Technology, Inc., ADR	5,842	112,867
Radiance Holdings Group Co. Ltd.(1)(2)	27,000	9,732
Sany Heavy Equipment International Holdings Co. Ltd.	62,000	47,372
SCE Intelligent Commercial Management Holdings Ltd.(1)(2)	3,000	115
Seazen Group Ltd.(1)(2)	168,000	31,029
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	27,600	16,154
Shanghai Conant Optical Co. Ltd., Class H	1,500	2,128
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	500	838
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	8,700	12,917
Shenzhen Expressway Corp. Ltd., H Shares(1)	12,000	11,797
Shenzhen International Holdings Ltd.	86,500	72,011
Shenzhen Investment Ltd.	76,000	10,335
Shenzhou International Group Holdings Ltd.	20,500	206,486
Shimao Services Holdings Ltd.(1)(2)	26,000	3,274
Shoucheng Holdings Ltd.	62,000	10,337
Shougang Fushan Resources Group Ltd.	148,000	67,614
Shui On Land Ltd.	139,500	13,550
Sihuan Pharmaceutical Holdings Group Ltd.	76,000	5,262
Sino Biopharmaceutical Ltd.	330,000	120,421
Sino-Ocean Group Holding Ltd.(1)(2)	305,500	16,315
Sinopharm Group Co. Ltd., H Shares	58,400	158,925
Sinotruk Hong Kong Ltd.	4,500	10,466
Skyworth Group Ltd.	53,013	18,958
SOHO China Ltd.(1)	57,000	5,556
Sohu.com Ltd., ADR(1)	980	12,152
Sun King Technology Group Ltd.(1)	2,000	295
Sunac Services Holdings Ltd.(2)	17,000	4,106
Sunny Optical Technology Group Co. Ltd.	11,300	62,387
SY Holdings Group Ltd.	3,000	1,649
TAL Education Group, ADR(1)	6,964	79,111
TCL Electronics Holdings Ltd.(1)	42,000	30,517
Tencent Holdings Ltd.	43,400	2,013,481
Tencent Music Entertainment Group, ADR	6,118	88,405
Tianli International Holdings Ltd.	100,000	65,810
Tianneng Power International Ltd.	38,000	28,734
Times China Holdings Ltd.(1)	43,000	1,664
Tingyi Cayman Islands Holding Corp.	40,000	48,865

Tong Ren Tang Technologies Co. Ltd., H Shares	16,000	10,946
Tongcheng Travel Holdings Ltd.(1)	26,000	59,529
Topsports International Holdings Ltd.	93,000	60,702
TravelSky Technology Ltd., H Shares	17,000	22,392
Trip.com Group Ltd., ADR(1)	3,468	178,637
Triumph New Energy Co. Ltd., H Shares(1)(2)	2,000	1,285
Tsaker New Energy Tech Co. Ltd.	4,000	511
Tsingtao Brewery Co. Ltd., H Shares	12,000	85,128
Tuya, Inc., ADR(1)	1,048	2,117
Uni-President China Holdings Ltd.	66,000	58,021
Up Fintech Holding Ltd., ADR(1)	126	536
Vipshop Holdings Ltd., ADR	13,844	222,473
Viva Biotech Holdings(1)(2)	89,000	7,080
Vnet Group, Inc., ADR(1)	3,734	7,244
Want Want China Holdings Ltd.	210,000	126,778
Weibo Corp., ADR	2,413	21,355
Weichai Power Co. Ltd., H Shares	29,000	52,094
Wuling Motors Holdings Ltd.	10,000	519
WuXi AppTec Co. Ltd., H Shares	1,200	5,240
Wuxi Biologics Cayman, Inc.(1)	14,500	20,804
Xiabuxiabu Catering Management China Holdings Co. Ltd.	25,000	5,781
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	11,000	13,233
Xinyi Energy Holdings Ltd.	156,000	22,196
XJ International Holdings Co. Ltd.(1)(2)	200,000	5,894
XPeng, Inc., Class A, ADR(1)	680	5,651
Xtep International Holdings Ltd.	55,500	38,636
Yadea Group Holdings Ltd.	38,000	60,799
Yeahka Ltd.(1)(2)	2,800	3,659
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	200	254
Yidu Tech, Inc.(1)(2)	11,600	5,961
Yihai International Holding Ltd.	15,000	27,899
Yixin Group Ltd.	52,000	4,533
Youdao, Inc., ADR(1)	26	97
Yuexiu Property Co. Ltd.	32,000	23,269
Yuexiu Services Group Ltd.	15,000	6,788
Yuexiu Transport Infrastructure Ltd.	72,000	37,346
Yum China Holdings, Inc.	7,053	252,215
Yuzhou Group Holdings Co. Ltd.(1)	112,000	1,662
Zengame Technology Holding Ltd.	28,000	12,524
Zhejiang Expressway Co. Ltd., H Shares	35,880	23,429
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	3,700	6,316
Zhongliang Holdings Group Co. Ltd.(1)	4,500	107
Zhongsheng Group Holdings Ltd.	11,500	20,866
Zhou Hei Ya International Holdings Co. Ltd.(1)	23,500	5,414
Zhuguang Holdings Group Co. Ltd.(1)	2,000	50
Zonqing Environmental Ltd.(1)	4,000	14,421
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	7,400	5,307
ZTO Express Cayman, Inc., ADR	3,549	80,882
		17,438,348
Colombia — 0.1%
Bancolombia SA	1,623	14,746
Bancolombia SA, ADR	913	32,375
Interconexion Electrica SA ESP	6,498	31,957
		79,078

Czech Republic — 0.2%
Komercni Banka AS	1,924	65,924
Moneta Money Bank AS	17,727	77,639
		143,563
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	63,880	101,419
Greece — 0.6%
Aegean Airlines SA	1,415	18,197
Alpha Services & Holdings SA(1)	40,660	68,714
Eurobank Ergasias Services & Holdings SA, Class A(1)	27,092	59,226
GEK TERNA SA	1,399	25,525
Hellenic Telecommunications Organization SA	626	9,148
Jumbo SA	877	25,147
LAMDA Development SA(1)	4,314	31,272
National Bank of Greece SA(1)	10,010	86,977
Piraeus Financial Holdings SA(1)	22,800	89,571
Sunrisemezz PLC	646	244
Terna Energy SA	566	11,185
		425,206
Hong Kong — 0.1%
China Dili Group(1)	6,000	8
China General Education Group Ltd.(1)	1,000	1
China Renaissance Holdings Ltd.(1)(2)	6,600	8
China Shuifa Singyes Energy Holdings Ltd.(1)(2)	1,000	44
China Yuhua Education Corp. Ltd.(1)	34,000	2,100
CIFI Holdings Group Co. Ltd.(1)	48,320	2,491
E-House China Enterprise Holdings Ltd.(1)	5,100	95
Ever Sunshine Services Group Ltd.	22,000	4,917
Fullshare Holdings Ltd.(1)(2)	8,700	515
GOME Retail Holdings Ltd.(1)	413,000	1,916
Huijing Holdings Co. Ltd.(1)	4,000	16
Jiayuan International Group Ltd.(1)	18,000	23
Redco Properties Group Ltd.(1)	10,000	13
South Manganese Investment Ltd.(1)(2)	22,000	1,266
Truly International Holdings Ltd.	34,000	3,813
Venus MedTech Hangzhou, Inc., H Shares(1)	500	180
Viva Goods Company Ltd.(1)	80,000	7,500
Wharf Holdings Ltd.(2)	23,000	68,513
Zhenro Properties Group Ltd.(1)(2)	8,000	107
		93,526
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	14,753	40,323
OTP Bank Nyrt	3,021	145,885
Richter Gedeon Nyrt	1,703	43,169
		229,377
India — 21.5%
360 ONE WAM Ltd.	2,192	20,382
3i Infotech Ltd.(1)	335	140
3M India Ltd.	18	7,206
Aarti Industries Ltd.	5,080	37,322
Aarti Pharmalabs Ltd.	98	663
ABB India Ltd.	225	22,418
Accelya Solutions India Ltd.	256	4,943
Action Construction Equipment Ltd.	800	13,780
Adani Green Energy Ltd.(1)	1,382	31,684

Aditya Birla Capital Ltd.(1)	14,767	39,651
Aditya Birla Fashion & Retail Ltd.(1)	2,513	8,666
Advanced Enzyme Technologies Ltd.	510	2,219
Affle India Ltd.(1)	8	109
AIA Engineering Ltd.	190	8,384
Ajanta Pharma Ltd.	1,741	48,645
Allcargo Logistics Ltd.	12,708	10,218
Allcargo Terminals Ltd.	3,177	2,056
Alok Industries Ltd.(1)	2,218	679
Amara Raja Energy & Mobility Ltd.	5,404	76,522
Ambika Cotton Mills Ltd.	30	541
Anant Raj Ltd.	6,206	28,756
Andhra Paper Ltd.	375	2,246
Andhra Sugars Ltd.	371	445
Apcotex Industries Ltd.	9	44
Apex Frozen Foods Ltd.	40	100
APL Apollo Tubes Ltd.	2,791	50,307
Apollo Hospitals Enterprise Ltd.	1,143	80,086
Apollo Pipes Ltd.	31	243
Apollo Tyres Ltd.	14,888	82,900
Aptech Ltd.	2,258	6,091
Archean Chemical Industries Ltd.	1,314	9,795
Arman Financial Services Ltd.(1)	876	21,039
Arvind Fashions Ltd.	1,070	5,651
Arvind Ltd.	10,055	45,572
Asahi India Glass Ltd.	1,412	9,968
Ashapura Minechem Ltd.(1)	143	606
Ashok Leyland Ltd.	23,107	62,110
Asian Granito India Ltd.(1)	544	380
Asian Paints Ltd.	2,155	74,529
Associated Alcohols & Breweries Ltd.	285	1,870
Aster DM Healthcare Ltd.	3,077	13,448
Astra Microwave Products Ltd.	1,301	13,552
Astral Ltd.	868	21,833
AU Small Finance Bank Ltd.	2,037	15,966
AurionPro Solutions Ltd.	575	15,184
Aurobindo Pharma Ltd.	9,075	129,014
Avadh Sugar & Energy Ltd.	127	805
Avenue Supermarts Ltd.(1)	555	28,643
Axis Bank Ltd., GDR	3,423	240,435
Bajaj Auto Ltd.	1,170	127,426
Bajaj Consumer Care Ltd.	4,128	11,382
Bajaj Electricals Ltd.	1,643	18,162
Bajaj Finance Ltd.	1,921	154,221
Bajaj Finserv Ltd.	2,090	38,325
Bajaj Hindusthan Sugar Ltd.(1)	77,381	28,577
Bajel Projects Ltd.(1)	1,643	4,881
Balaji Amines Ltd.	542	13,627
Balaji Telefilms Ltd.(1)	116	90
Balkrishna Industries Ltd.	777	28,439
Balmer Lawrie & Co. Ltd.	5,894	19,061
Balrampur Chini Mills Ltd.	7,727	35,033
Banco Products India Ltd.	328	2,339
Bandhan Bank Ltd.	18,453	41,701
Bank of Baroda	21,533	68,521

BASF India Ltd.	257	13,139
Bata India Ltd.	1,219	19,985
Bayer CropScience Ltd.	113	6,807
BEML Land Assets Ltd.(1)	22	68
BEML Ltd.	1,262	66,698
Berger Paints India Ltd.	1,530	8,438
Best Agrolife Ltd.	419	2,756
BF Utilities Ltd.(1)	24	262
Bhansali Engineering Polymers Ltd.	9,937	11,197
Bharat Bijlee Ltd.	382	19,779
Bharat Electronics Ltd.	87,245	310,098
Bharat Forge Ltd.	2,207	41,132
Bharat Heavy Electricals Ltd.	26,821	96,294
Bharat Rasayan Ltd.	9	1,154
Biocon Ltd.	5,360	19,879
Birlasoft Ltd.	5,175	37,592
BLS International Services Ltd.	2,590	9,674
Blue Dart Express Ltd.	361	31,183
Blue Star Ltd.	588	11,132
Bodal Chemicals Ltd.	231	197
Bombay Dyeing & Manufacturing Co. Ltd.(1)	371	730
Brigade Enterprises Ltd.	4,498	69,213
Brightcom Group Ltd.(1)	76,861	10,177
Britannia Industries Ltd.(1)	1,390	86,342
BSE Ltd.	3,203	103,802
Butterfly Gandhimathi Appliances Ltd.(1)	2	18
Camlin Fine Sciences Ltd.(1)	1,546	1,756
Can Fin Homes Ltd.	4,340	37,889
Cantabil Retail India Ltd.	55	140
Capacit'e Infraprojects Ltd.(1)	1,314	4,878
Caplin Point Laboratories Ltd.	162	2,505
Carborundum Universal Ltd.	1,327	25,380
Care Ratings Ltd.	319	3,862
Carysil Ltd.	145	1,388
CCL Products India Ltd.	757	5,196
Ceat Ltd.	1,332	37,663
Century Enka Ltd.	40	289
Century Plyboards India Ltd.	2,347	18,292
Cera Sanitaryware Ltd.	121	10,168
CG Power & Industrial Solutions Ltd.	1,563	12,046
Chalet Hotels Ltd.(1)	51	480
Chemcon Speciality Chemicals Ltd.(1)	474	1,350
Cholamandalam Financial Holdings Ltd.	1,244	16,161
Cholamandalam Investment & Finance Co. Ltd.	7,617	113,397
CIE Automotive India Ltd.	6,138	39,245
Cigniti Technologies Ltd.	36	571
Cipla Ltd.	5,856	101,724
City Union Bank Ltd.	27,394	47,017
Cochin Shipyard Ltd.	7,236	169,007
Coffee Day Enterprises Ltd.(1)	3,695	2,387
Coforge Ltd.	442	26,431
Colgate-Palmolive India Ltd.	2,537	80,825
Computer Age Management Services Ltd.	585	24,429
Confidence Petroleum India Ltd.	5,136	5,033
Container Corp. of India Ltd.	2,194	28,317

Coromandel International Ltd.	3,801	59,580
Cosmo First Ltd.	289	1,921
Craftsman Automation Ltd.	399	20,251
CreditAccess Grameen Ltd.(1)	3,548	56,278
CRISIL Ltd.	158	7,770
Crompton Greaves Consumer Electricals Ltd.	3,926	18,455
CSB Bank Ltd.(1)	1,161	4,596
Cummins India Ltd.	908	38,712
Cyient Ltd.	3,960	82,514
Dabur India Ltd.	6,110	39,904
Dalmia Bharat Sugar & Industries Ltd.	176	786
Datamatics Global Services Ltd.	138	910
DB Corp. Ltd.	3,495	12,697
DCB Bank Ltd.	4,946	7,604
DCM Shriram Ltd.	3,714	44,463
Deepak Nitrite Ltd.	1,157	30,397
DEN Networks Ltd.(1)	481	284
Dhani Services Ltd.(1)	5,841	3,202
Dish TV India Ltd.(1)	43,324	7,880
Dishman Carbogen Amcis Ltd.(1)	1,053	2,031
Divi's Laboratories Ltd.	1,034	53,416
Dixon Technologies India Ltd.	309	34,778
DLF Ltd.	3,041	29,788
D-Link India Ltd.	647	3,265
Dollar Industries Ltd.	80	545
Dr Lal PathLabs Ltd.	689	21,887
Dr Reddy's Laboratories Ltd., ADR	1,989	136,605
Dredging Corp. of India Ltd.(1)	199	2,122
eClerx Services Ltd.	1,096	28,889
Edelweiss Financial Services Ltd.	20,359	17,574
Eicher Motors Ltd.	823	46,714
EIH Ltd.	281	1,454
Elecon Engineering Co. Ltd.	1,985	26,416
Emami Ltd.	3,848	28,882
Endurance Technologies Ltd.	461	12,260
Engineers India Ltd.	7,843	23,399
Epigral Ltd.	1,093	16,021
EPL Ltd.	9,635	21,078
Equitas Small Finance Bank Ltd.	10,360	11,503
Escorts Kubota Ltd.	593	27,130
Eveready Industries India Ltd.(1)	349	1,371
Everest Industries Ltd.	196	2,607
Everest Kanto Cylinder Ltd.	75	113
Excel Industries Ltd.	24	304
Exide Industries Ltd.	10,259	60,020
Fairchem Organics Ltd.	46	686
FDC Ltd.(1)	1,017	5,273
Federal Bank Ltd.	52,251	101,688
FIEM Industries Ltd.	152	2,158
Filatex India Ltd.	31,246	19,839
Fine Organic Industries Ltd.	380	20,222
Finolex Cables Ltd.	2,440	42,020
Finolex Industries Ltd.	12,360	46,220
Firstsource Solutions Ltd.	332	730
Force Motors Ltd.	118	12,378

Fortis Healthcare Ltd.	3,119	17,738
Future Retail Ltd.(1)	209	5
Gabriel India Ltd.	5,375	23,045
Galaxy Surfactants Ltd.	65	1,909
Ganesh Housing Corp. Ltd.	109	1,016
Ganesha Ecosphere Ltd.	327	4,541
Garden Reach Shipbuilders & Engineers Ltd.	1,132	18,600
Garware Hi-Tech Films Ltd.	1,121	24,327
Garware Technical Fibres Ltd.	16	667
Gateway Distriparks Ltd.	18,865	22,225
Genus Power Infrastructures Ltd.	942	3,556
Geojit Financial Services Ltd.	339	403
GHCL Textiles Ltd.(1)	2,488	2,371
GIC Housing Finance Ltd.	2,493	6,199
GlaxoSmithKline Pharmaceuticals Ltd.	804	25,248
Glenmark Pharmaceuticals Ltd.	7,830	108,919
Global Health Ltd.(1)	1,681	24,050
Globus Spirits Ltd.	434	3,659
GMM Pfaudler Ltd.	1,332	19,718
GMR Airports Infrastructure Ltd.(1)	14,164	14,386
GNA Axles Ltd.	138	636
Godawari Power & Ispat Ltd.	2,562	29,726
Godrej Consumer Products Ltd.	1,894	28,886
Godrej Properties Ltd.(1)	326	10,890
Gokaldas Exports Ltd.	3,063	31,174
Goodluck India Ltd.	231	2,451
Greenply Industries Ltd.	546	1,672
GTL Infrastructure Ltd.(1)	37,531	669
Gufic Biosciences Ltd.	77	284
Gujarat Alkalies & Chemicals Ltd.	681	6,225
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,277	32,495
Gujarat Pipavav Port Ltd.	15,737	36,681
Gujarat State Fertilizers & Chemicals Ltd.	11,832	29,935
Happiest Minds Technologies Ltd.	650	6,163
Hathway Cable & Datacom Ltd.(1)	5,258	1,291
Havells India Ltd.	2,304	52,640
HBL Power Systems Ltd.	2,016	12,016
HCL Technologies Ltd.	13,223	210,218
HDFC Asset Management Co. Ltd.	2,165	100,809
HDFC Bank Ltd.	15,849	291,128
HDFC Life Insurance Co. Ltd.	947	6,246
HealthCare Global Enterprises Ltd.(1)	1,599	6,920
HEG Ltd.	276	7,603
Hero MotoCorp Ltd.	2,837	174,258
HFCL Ltd.	10,629	13,266
HG Infra Engineering Ltd.	1,134	20,550
Hikal Ltd.	2,659	9,084
HIL Ltd.	34	1,027
Himadri Speciality Chemical Ltd., ADR	10,303	41,107
Himatsingka Seide Ltd.(1)	231	353
Hinduja Global Solutions Ltd.	241	2,391
Hindustan Aeronautics Ltd.	4,733	282,124
Hindustan Construction Co. Ltd.(1)	4,864	2,159
Hindustan Oil Exploration Co. Ltd.(1)	687	1,581
Hindustan Unilever Ltd.	3,966	110,690

Hindware Home Innovation Ltd.	2,181	9,338
Hitachi Energy India Ltd.	14	1,807
Honda India Power Products Ltd.	209	6,688
ICICI Bank Ltd., ADR	13,212	353,289
ICICI Lombard General Insurance Co. Ltd.	2,613	49,570
ICICI Prudential Life Insurance Co. Ltd.	1,500	9,816
ICICI Securities Ltd.	3,661	31,360
IDFC First Bank Ltd.(1)	47,954	43,974
IFCI Ltd.(1)	31,768	22,142
IIFL Finance Ltd.	9,757	46,710
IIFL Securities Ltd.	16,765	38,966
India Glycols Ltd.	176	1,591
Indiabulls Housing Finance Ltd.	18,677	35,349
Indiabulls Real Estate Ltd.(1)	9,967	15,956
IndiaMart InterMesh Ltd.	842	24,431
Indian Energy Exchange Ltd.	8,058	14,802
Indian Hotels Co. Ltd.	4,012	26,852
Indian Metals & Ferro Alloys Ltd.	35	289
Indian Railway Catering & Tourism Corp. Ltd.	1,632	19,982
Indo Count Industries Ltd.	5,999	24,196
Indo Rama Synthetics India Ltd.(1)	481	232
Indus Towers Ltd.(1)	12,636	52,732
Infibeam Avenues Ltd.	10,565	3,800
Info Edge India Ltd.	416	28,430
Infosys Ltd., ADR	28,067	470,122
Ingersoll Rand India Ltd.	118	6,141
Inox Wind Ltd.(1)	1,250	2,238
Inox Wind Ltd.(1)	3,750	6,714
Insecticides India Ltd.	135	856
Intellect Design Arena Ltd.	1,070	11,800
IOL Chemicals & Pharmaceuticals Ltd.	258	1,115
ION Exchange India Ltd.	1,470	8,998
Ipca Laboratories Ltd.	3,384	46,695
IRB Infrastructure Developers Ltd.	31,598	25,094
ISGEC Heavy Engineering Ltd.	33	426
ISMT Ltd.	10,622	14,635
ITD Cementation India Ltd.	5,135	24,761
J Kumar Infraprojects Ltd.	1,305	11,803
Jai Corp. Ltd.	1,548	5,311
Jain Irrigation Systems Ltd.(1)	8,727	6,344
Jaiprakash Associates Ltd.(1)	6,016	1,119
Jammu & Kashmir Bank Ltd.	25,135	39,693
Jamna Auto Industries Ltd.	9,888	14,315
Jindal Poly Films Ltd.	165	992
JK Tyre & Industries Ltd.	5,765	28,018
JM Financial Ltd.(1)	22,621	21,370
Jubilant Foodworks Ltd.	5,388	31,940
Jubilant Pharmova Ltd.	2,735	22,572
Just Dial Ltd.(1)	227	2,540
Jyothy Labs Ltd.	831	4,001
Kalpataru Projects International Ltd.	4,219	60,604
Kansai Nerolac Paints Ltd.	169	547
Karnataka Bank Ltd.	12,516	32,144
Karur Vysya Bank Ltd.	19,881	46,959
KEC International Ltd.	6,432	56,988

KEI Industries Ltd.	920	45,271
Kellton Tech Solutions Ltd.(1)	119	138
Kennametal India Ltd.	93	4,099
Kiri Industries Ltd.(1)	1,143	4,169
Kirloskar Brothers Ltd.	1,718	35,464
Kirloskar Oil Engines Ltd.	1,380	20,651
Kitex Garments Ltd.	301	729
Kolte-Patil Developers Ltd.	1,063	5,634
Kotak Mahindra Bank Ltd.	6,299	127,014
KPI Green Energy Ltd.	1,891	41,295
KPIT Technologies Ltd.	3,706	64,864
KPR Mill Ltd.	1,251	11,534
KSB Ltd.(1)	165	9,378
LA Opala RG Ltd.	598	2,220
Laurus Labs Ltd.	10,537	52,914
Lemon Tree Hotels Ltd.(1)	409	670
LG Balakrishnan & Bros Ltd.	987	14,691
LIC Housing Finance Ltd.	11,398	86,572
Lumax Auto Technologies Ltd.	732	4,263
Lupin Ltd.	6,741	127,985
LUX Industries Ltd.	48	838
Maharashtra Scooters Ltd.	59	5,484
Mahindra & Mahindra Financial Services Ltd.	11,400	36,602
Mahindra & Mahindra Ltd.	6,044	181,497
Mahindra Holidays & Resorts India Ltd.(1)	1,372	6,628
Mahindra Lifespace Developers Ltd.	220	1,526
Mahindra Logistics Ltd.	1,203	6,243
Maithan Alloys Ltd.	69	942
Man Infraconstruction Ltd.	9,852	22,194
Manali Petrochemicals Ltd.	1,472	1,444
Manappuram Finance Ltd.	34,142	69,177
Marico Ltd.	4,760	33,939
Marksans Pharma Ltd.	20,721	36,937
Maruti Suzuki India Ltd.	1,180	175,575
MAS Financial Services Ltd.	6,171	21,351
Mastek Ltd.	113	3,234
Max Financial Services Ltd.(1)	6,710	73,895
Max Healthcare Institute Ltd.	3,221	29,062
Mayur Uniquoters Ltd.	41	259
Mazagon Dock Shipbuilders Ltd.	817	31,247
Meghmani Organics Ltd.	1,526	1,479
Metropolis Healthcare Ltd.	468	10,708
Minda Corp. Ltd.	5,182	26,450
Mirza International Ltd.(1)	663	338
Mishra Dhatu Nigam Ltd.	621	3,221
MOIL Ltd.	132	797
Mold-Tek Packaging Ltd.	61	554
Monte Carlo Fashions Ltd.	87	643
Motherson Sumi Wiring India Ltd.	1,471	1,193
Motilal Oswal Financial Services Ltd.	932	24,815
Mphasis Ltd.	2,700	74,065
MRF Ltd.	71	106,797
MSTC Ltd.	182	1,947
Multi Commodity Exchange of India Ltd.	1,061	46,238
Muthoot Finance Ltd.	3,898	78,731

Narayana Hrudayalaya Ltd.	2,815	40,131
Natco Pharma Ltd.	452	5,423
National Fertilizers Ltd.	712	876
Navin Fluorine International Ltd.	205	7,844
Navkar Corp. Ltd.(1)	1,587	1,869
Navneet Education Ltd.	1,113	1,979
NELCO Ltd.	265	2,286
Neogen Chemicals Ltd.	29	515
Nestle India Ltd.	2,500	70,553
Neuland Laboratories Ltd.	535	38,737
New Delhi Television Ltd.(1)	834	2,477
Newgen Software Technologies Ltd.	262	2,887
NIIT Learning Systems Ltd.	4,133	20,600
NIIT Ltd.	525	630
Nippon Life India Asset Management Ltd.	5,016	35,989
NOCIL Ltd.	4,984	15,131
Nuvama Wealth Management Ltd.(1)	641	37,290
Oberoi Realty Ltd.	1,342	29,304
Olectra Greentech Ltd.	242	5,082
Omaxe Ltd.(1)	298	321
OnMobile Global Ltd.(1)	473	391
Optiemus Infracom Ltd.	173	535
Oracle Financial Services Software Ltd.	736	65,790
Orient Cement Ltd.	6,086	15,072
Orient Electric Ltd.	7,722	21,028
Orient Paper & Industries Ltd.	2,680	1,493
Orissa Minerals Development Co. Ltd.(1)	250	16,923
Page Industries Ltd.	64	27,613
Paisalo Digital Ltd.	29,944	22,617
Panama Petrochem Ltd.	1,604	6,898
Patel Engineering Ltd.(1)	19,479	14,435
PB Fintech Ltd.(1)	1,423	22,059
PC Jeweller Ltd.(1)	3,055	1,705
PDS Ltd.	771	3,819
Pennar Industries Ltd.(1)	6,469	11,144
Persistent Systems Ltd.	2,370	96,877
PG Electroplast Ltd.(1)	56	1,742
Phoenix Mills Ltd.	121	4,498
PI Industries Ltd.	312	13,250
Pidilite Industries Ltd.	864	30,766
Piramal Enterprises Ltd.	1,428	13,629
Piramal Pharma Ltd.(1)	956	1,701
Pitti Engineering Ltd.	2,246	24,313
PNB Housing Finance Ltd.(1)	4,528	39,291
Pokarna Ltd.	11	71
Polycab India Ltd.	272	22,037
Polyplex Corp. Ltd.	250	2,354
Poonawalla Fincorp Ltd.	944	5,097
Power Finance Corp. Ltd.	35,193	208,115
Power Grid Corp. of India Ltd.	59,370	220,915
Power Mech Projects Ltd.	292	16,238
Praj Industries Ltd.	5,232	32,695
Prakash Industries Ltd.(1)	7,645	14,747
Prestige Estates Projects Ltd.	1,620	31,055
Pricol Ltd.(1)	2,446	12,846

Prince Pipes & Fittings Ltd.(1)	312	2,280
Procter & Gamble Health Ltd.	253	14,259
PSP Projects Ltd.	400	3,109
Quess Corp. Ltd.	2,051	13,968
Radico Khaitan Ltd.	822	15,545
Rajesh Exports Ltd.(1)	1,830	6,511
Rallis India Ltd.(1)	2,626	8,088
Ramco Systems Ltd.(1)	27	103
Ramky Infrastructure Ltd.(1)	3,664	22,440
RattanIndia Power Ltd.(1)	2,552	587
Raymond Ltd.	1,481	39,235
RBL Bank Ltd.	25,148	74,186
REC Ltd.	48,600	313,703
Redington Ltd.	22,111	52,651
Redtape Ltd.(1)	663	5,799
Relaxo Footwears Ltd.	151	1,428
Reliance Industrial Infrastructure Ltd.	30	426
Religare Enterprises Ltd.(1)	307	755
Repco Home Finance Ltd.	2,127	12,002
Restaurant Brands Asia Ltd.(1)	5,972	7,327
Rico Auto Industries Ltd.	5,876	8,359
RITES Ltd.	2,395	20,065
RPG Life Sciences Ltd.	383	6,574
RSWM Ltd.	288	616
Rupa & Co. Ltd.	235	694
Safari Industries India Ltd.	448	10,582
Saksoft Ltd.	523	1,534
Samvardhana Motherson International Ltd.	61,182	111,285
Sanghvi Movers Ltd.	1,660	21,827
Sanofi India Ltd.	269	27,837
Sansera Engineering Ltd.	1,731	21,778
Satia Industries Ltd.	1,711	2,295
Satin Creditcare Network Ltd.(1)	3,993	10,509
SBI Cards & Payment Services Ltd.	5,612	46,603
SBI Life Insurance Co. Ltd.	2,251	37,412
Schaeffler India Ltd.	291	14,856
Schneider Electric Infrastructure Ltd.(1)	344	2,836
SEAMEC Ltd.	7	85
Sequent Scientific Ltd.(1)	193	240
Seshasayee Paper & Boards Ltd.	951	3,650
Shakti Pumps India Ltd.	49	1,465
Shankara Building Products Ltd.	97	799
Shanthi Gears Ltd.	393	2,464
Shipping Corp. of India Land & Assets Ltd.(1)	3,065	2,449
Shoppers Stop Ltd.(1)	706	6,178
Shriram Finance Ltd.	7,340	207,347
Siemens Ltd.	473	39,540
Siyaram Silk Mills Ltd.	139	734
SKF India Ltd.	557	39,985
Sobha Ltd.	3,032	69,185
SOM Distilleries & Breweries Ltd.(1)	1,480	2,266
Sonata Software Ltd.	7,642	47,240
South Indian Bank Ltd.	83,122	26,865
Southern Petrochemical Industries Corp. Ltd.	1,412	1,206
Spandana Sphoorty Financial Ltd.(1)	269	2,440

Speciality Restaurants Ltd.	716	1,460
SRF Ltd.	1,025	27,202
Star Cement Ltd.(1)	8,834	22,541
State Bank of India, GDR	2,243	225,772
Steel Strips Wheels Ltd.	1,280	3,303
Sterlite Technologies Ltd.	1,461	2,227
Stove Kraft Ltd.(1)	129	743
Strides Pharma Science Ltd.	3,755	38,762
Sudarshan Chemical Industries Ltd.	2,197	20,699
Sumitomo Chemical India Ltd.	255	1,419
Sun Pharmaceutical Industries Ltd.	9,881	173,050
Sun TV Network Ltd.	2,685	21,148
Sundaram Finance Ltd.	138	7,095
Sundram Fasteners Ltd.	1,429	20,398
Sunflag Iron & Steel Co. Ltd.(1)	4,123	10,452
Sunteck Realty Ltd.(1)	539	3,045
Suprajit Engineering Ltd.	837	4,450
Supreme Industries Ltd.	832	52,733
Supreme Petrochem Ltd.	3,462	26,949
Surya Roshni Ltd.	2,760	19,252
Suven Pharmaceuticals Ltd.(1)	2,090	15,497
Suzlon Energy Ltd.(1)	65,829	37,719
Syngene International Ltd.	1,965	15,840
Tamil Nadu Newsprint & Papers Ltd.	2,474	7,350
Tamilnad Mercantile Bank Ltd.	3,115	17,020
Tamilnadu Petroproducts Ltd.	713	706
Tanla Platforms Ltd.	1,537	16,948
Tata Communications Ltd.	1,782	38,021
Tata Consultancy Services Ltd.	6,448	284,144
Tata Consumer Products Ltd.	1,825	23,216
Tata Elxsi Ltd.	235	19,591
Tata Investment Corp. Ltd.	407	31,299
Tata Motors Ltd.	7,155	79,263
Tata Teleservices Maharashtra Ltd.(1)	1,227	1,099
TCI Express Ltd.	160	2,026
TeamLease Services Ltd.(1)	66	2,309
Tech Mahindra Ltd.	9,939	146,882
Technocraft Industries India Ltd.(1)	45	1,337
Tejas Networks Ltd.(1)	62	828
Texmaco Rail & Engineering Ltd.	4,065	9,688
Thermax Ltd.	262	16,965
Thirumalai Chemicals Ltd.	1,582	4,837
Thomas Cook India Ltd.	224	559
Thyrocare Technologies Ltd.(1)	317	2,327
Time Technoplast Ltd.	3,799	12,568
Titagarh Rail System Ltd.	4,175	70,907
Titan Co. Ltd.	243	9,455
Torrent Pharmaceuticals Ltd.	1,443	46,667
Tourism Finance Corp. of India Ltd.	8,500	16,340
TransIndia Real Estate Ltd.(1)	3,177	1,641
Transport Corp. of India Ltd.	729	7,331
Trent Ltd.	985	53,882
Triveni Turbine Ltd.	2,044	14,386
TTK Prestige Ltd.	440	3,580
Tube Investments of India Ltd.	862	36,962

TV Today Network Ltd.	140	360
TV18 Broadcast Ltd.(1)	8,772	4,419
TVS Motor Co. Ltd.	720	18,825
TVS Srichakra Ltd.	149	7,215
Uflex Ltd.	913	4,604
Ugar Sugar Works Ltd.	5,572	4,811
Ujjivan Small Finance Bank Ltd.	51,179	30,565
Unichem Laboratories Ltd.(1)	1,194	7,775
Union Bank of India Ltd.	35,210	67,687
United Spirits Ltd.	3,841	53,479
UNO Minda Ltd.	1,755	17,879
UPL Ltd.	3,978	24,262
UTI Asset Management Co. Ltd.	2,128	23,161
VA Tech Wabag Ltd.(1)	485	5,721
Vaibhav Global Ltd.	295	1,199
Vakrangee Ltd.	10,638	2,836
Valiant Organics Ltd.(1)	107	502
Vardhman Textiles Ltd.	8,586	46,504
Varroc Engineering Ltd.(1)	1,311	8,771
Varun Beverages Ltd.	5,540	94,790
Venky's India Ltd.	65	1,378
Vinati Organics Ltd.	987	20,610
VIP Industries Ltd.	2,799	16,370
Visaka Industries Ltd.	1,090	1,309
Vishnu Chemicals Ltd.	520	1,971
VL E-Governance & IT Solutions Ltd.(1)	1,063	717
Vodafone Idea Ltd.(1)	38,671	7,073
Voltamp Transformers Ltd.	368	49,722
Voltas Ltd.	1,433	23,364
VRL Logistics Ltd.	1,176	7,767
Welspun Corp. Ltd.	5,585	36,913
Welspun Enterprises Ltd.	4,619	25,123
Welspun Living Ltd.	11,181	18,284
Westlife Foodworld Ltd.	866	8,628
Whirlpool of India Ltd.	24	431
Wipro Ltd., ADR(2)	7,838	40,366
Wonderla Holidays Ltd.	85	858
Yes Bank Ltd.(1)	261,201	72,105
Zee Entertainment Enterprises Ltd.(1)	13,949	24,887
Zee Media Corp. Ltd.(1)	1,302	206
Zen Technologies Ltd.	88	1,022
Zensar Technologies Ltd.	3,981	29,167
Zomato Ltd.(1)	23,644	50,880
		15,851,776
Indonesia — 1.6%
Ace Hardware Indonesia Tbk. PT	275,400	13,924
Adi Sarana Armada Tbk. PT(1)	24,700	1,111
Astra Otoparts Tbk. PT	48,000	5,311
Bank BTPN Syariah Tbk. PT	151,900	10,898
Bank Bukopin Tbk. PT(1)	53,500	181
Bank Central Asia Tbk. PT	234,500	133,424
Bank Jago Tbk. PT(1)	5,400	803
Bank Mandiri Persero Tbk. PT	508,200	184,307
Bank Negara Indonesia Persero Tbk. PT	271,600	73,698
Bank Pan Indonesia Tbk. PT(1)	80,400	5,848

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	53,200	3,307
Bank Pembangunan Daerah Jawa Timur Tbk. PT	41,400	1,274
Bank Rakyat Indonesia Persero Tbk. PT	683,400	183,178
Bank Tabungan Negara Persero Tbk. PT	186,378	14,072
Berkah Beton Sadaya Tbk. PT(1)	76,000	211
BFI Finance Indonesia Tbk. PT	382,100	23,869
Blue Bird Tbk. PT	27,400	2,614
Buana Lintas Lautan Tbk. PT(1)	202,000	1,765
Bukalapak.com Tbk. PT(1)	1,846,700	14,826
Bumi Serpong Damai Tbk. PT(1)	193,500	11,278
Bundamedik Tbk. PT	26,100	515
Ciputra Development Tbk. PT	379,000	25,647
Clipan Finance Indonesia Tbk. PT	215,900	6,537
Dharma Polimetal Tbk. PT	95,600	4,795
Elnusa Tbk. PT	367,000	9,170
Erajaya Swasembada Tbk. PT	171,000	4,217
FKS Food Sejahtera Tbk. PT(1)	222,100	1,609
Gajah Tunggal Tbk. PT(1)	142,900	9,278
Global Mediacom Tbk. PT(1)	309,100	4,413
GoTo Gojek Tokopedia Tbk. PT(1)	1,028,900	4,137
Indofood CBP Sukses Makmur Tbk. PT	15,100	9,063
Indosat Tbk. PT(1)	20,600	12,949
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	302,100	13,200
Jasa Marga Persero Tbk. PT	100,800	29,687
Kalbe Farma Tbk. PT	129,500	11,863
Kencana Energi Lestari Tbk. PT	50,900	2,288
Kino Indonesia Tbk. PT(1)	2,700	233
Lippo Cikarang Tbk. PT(1)	14,500	535
Lippo Karawaci Tbk. PT(1)	161,800	667
M Cash Integrasi PT(1)	200	11
Map Aktif Adiperkasa PT	366,600	17,493
Mark Dynamics Indonesia Tbk. PT	9,400	512
Matahari Department Store Tbk. PT	22,200	2,081
Matahari Putra Prima Tbk. PT(1)	52,400	162
Media Nusantara Citra Tbk. PT	130,500	2,474
Medikaloka Hermina Tbk. PT	141,100	11,112
Merdeka Copper Gold Tbk. PT(1)	40,000	6,651
Mitra Adiperkasa Tbk. PT	356,100	27,863
Mitra Keluarga Karyasehat Tbk. PT	92,200	16,396
Mitra Pinasthika Mustika Tbk. PT	24,800	1,618
MNC Kapital Indonesia Tbk. PT(1)	229,100	634
MNC Vision Networks Tbk. PT(1)	49,200	136
Multipolar Tbk. PT(1)	32,500	108
Pabrik Kertas Tjiwi Kimia Tbk. PT(1)	34,200	18,203
Pacific Strategic Financial Tbk. PT(1)	3,500	232
Pakuwon Jati Tbk. PT	222,300	5,401
Panin Financial Tbk. PT(1)	351,600	7,449
Puradelta Lestari Tbk. PT	79,500	797
Samator Indo Gas Tbk. PT	15,200	1,600
Samudera Indonesia Tbk. PT	253,000	4,267
Sarana Menara Nusantara Tbk. PT	139,700	5,935
Sariguna Primatirta Tbk. PT	75,900	6,425
Smartfren Telecom Tbk. PT(1)	1,936,300	5,356
Steel Pipe Industry of Indonesia PT	14,200	244
Sumber Alfaria Trijaya Tbk. PT	247,500	40,381

Summarecon Agung Tbk. PT	448,100	14,079
Surya Citra Media Tbk. PT	87,600	809
Telkom Indonesia Persero Tbk. PT, ADR	5,917	106,328
Temas Tbk. PT	233,000	2,226
Tower Bersama Infrastructure Tbk. PT	29,400	3,205
Unilever Indonesia Tbk. PT	98,800	19,006
Wijaya Karya Persero Tbk. PT(1)	127,000	875
XL Axiata Tbk. PT	303,800	43,176
		1,209,947
Malaysia — 1.8%
Aeon Co. M Bhd.(1)	6,500	1,948
AEON Credit Service M Bhd.	1,000	1,539
Agmo Holdings Bhd.(1)	311	37
Alliance Bank Malaysia Bhd.	34,600	28,464
AMMB Holdings Bhd.	61,700	55,744
Ann Joo Resources Bhd.(1)	300	69
Astro Malaysia Holdings Bhd.	35,300	2,403
Axiata Group Bhd.	43,100	25,667
Bank Islam Malaysia Bhd.	21,600	11,534
Berjaya Food Bhd.	31,108	3,834
Bermaz Auto Bhd.	43,100	22,277
Bursa Malaysia Bhd.	8,100	14,619
Cahya Mata Sarawak Bhd.	36,000	8,817
Carlsberg Brewery Malaysia Bhd.	2,300	9,677
CELCOMDIGI Bhd.	44,300	35,866
Chin Hin Group Property Bhd.(1)	15,600	9,422
CIMB Group Holdings Bhd.	68,131	99,198
CTOS Digital Bhd.	300	89
Cypark Resources Bhd.(1)	24,100	4,533
D&O Green Technologies Bhd.	100	78
Dayang Enterprise Holdings Bhd.	5,400	3,036
DRB-Hicom Bhd.	28,000	7,981
Dufu Technology Corp. Bhd.	2,100	1,064
Eco World Development Group Bhd.	7,800	2,507
Ekovest Bhd.(1)	137,000	13,150
Evergreen Fibreboard Bhd.(1)	4,000	268
Fraser & Neave Holdings Bhd.	1,000	6,927
Frontken Corp. Bhd.	13,400	12,136
Gamuda Bhd.	50,557	65,146
Greatech Technology Bhd.(1)	1,100	1,185
Hartalega Holdings Bhd.(1)	62,500	41,741
Heineken Malaysia Bhd.	2,800	14,278
Hengyuan Refining Co. Bhd.(1)	5,300	3,147
Hextar Healthcare Bhd.(1)	4,200	201
Hiap Teck Venture Bhd.	7,600	640
Hong Leong Bank Bhd.	2,500	10,239
Hong Leong Capital Bhd.	600	572
Hong Leong Financial Group Bhd.	2,800	10,128
IHH Healthcare Bhd.	13,000	17,099
Inari Amertron Bhd.	23,700	16,414
IOI Properties Group Bhd.	1,100	589
JAKS Resources Bhd.(1)	1,300	35
Kelington Group Bhd.	20,500	13,751
KNM Group Bhd.(1)	12,700	241
Kossan Rubber Industries Bhd.	56,000	26,430

KPJ Healthcare Bhd.	79,400	32,099
Lingkaran Trans Kota Holdings Bhd.(1)	10,400	9
Lotte Chemical Titan Holding Bhd.(1)	2,000	464
Mah Sing Group Bhd.	102,400	32,699
Malayan Banking Bhd.	30,400	64,149
Malaysia Airports Holdings Bhd.	15,300	32,323
Malaysia Building Society Bhd.(1)	55,700	10,554
Malaysian Pacific Industries Bhd.	3,100	24,471
Malaysian Resources Corp. Bhd.	70,200	9,819
Maxis Bhd.	30,600	23,626
Mieco Chipboard Bhd.(1)	700	99
MR DIY Group M Bhd.	30,700	11,807
My EG Services Bhd.	79,276	18,556
Nestle Malaysia Bhd.	400	10,854
Pentamaster Corp. Bhd.	1,100	1,137
Perak Transit Bhd.	11,250	1,687
Petron Malaysia Refining & Marketing Bhd.	500	534
Press Metal Aluminium Holdings Bhd.	18,700	22,264
Public Bank Bhd.	132,700	115,634
Ranhill Utilities Bhd.	85,525	24,388
RHB Bank Bhd.	29,514	34,452
Scientex Bhd.	3,300	3,070
Shin Yang Group Bhd.	22,500	3,321
Signature International Bhd.(1)	3,300	1,031
Sime Darby Bhd.	21,700	12,829
Sime Darby Property Bhd.	161,300	42,627
SP Setia Bhd. Group	37,400	11,558
Sunway Bhd.	3,100	2,307
Supermax Corp. Bhd.	62,800	11,814
Swift Haulage Bhd.	2,100	252
Syarikat Takaful Malaysia Keluarga Bhd.	500	402
Telekom Malaysia Bhd.	20,300	26,820
TIME dotCom Bhd.	18,400	20,656
Top Glove Corp. Bhd.(1)	32,000	7,148
UEM Sunrise Bhd.	56,400	13,954
Unisem M Bhd.	5,800	5,069
UWC Bhd.(1)	5,800	3,973
Velesto Energy Bhd.	241,600	13,628
ViTrox Corp. Bhd.	1,800	2,903
VS Industry Bhd.	3,800	857
WCE Holdings Bhd.(1)	131,600	23,341
Westports Holdings Bhd.	2,000	1,720
		1,285,625
Mexico — 2.7%
Alsea SAB de CV	11,885	47,109
America Movil SAB de CV, ADR	8,787	162,911
Arca Continental SAB de CV	2,953	30,272
Banco del Bajio SA	23,300	80,681
Becle SAB de CV	1,787	3,288
Bolsa Mexicana de Valores SAB de CV	7,213	13,111
Corp. Inmobiliaria Vesta SAB de CV	12,012	41,941
Fomento Economico Mexicano SAB de CV, ADR	845	96,854
Genomma Lab Internacional SAB de CV, Class B	29,533	30,827
Gentera SAB de CV	47,480	73,348
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,158	94,736

Grupo Aeroportuario del Pacifico SAB de CV, ADR	446	84,142
Grupo Aeroportuario del Sureste SAB de CV, ADR	348	116,785
Grupo Bimbo SAB de CV, Series A	17,797	66,923
Grupo Comercial Chedraui SA de CV(2)	6,423	47,499
Grupo Financiero Banorte SAB de CV, Class O	30,706	291,686
Grupo Financiero Inbursa SAB de CV, Class O(1)	24,434	65,382
Grupo Mexico SAB de CV, Series B	25,629	158,126
Grupo Televisa SAB, ADR	9,397	31,292
Grupo Traxion SAB de CV(1)	3,318	5,847
Kimberly-Clark de Mexico SAB de CV, A Shares	27,103	56,997
La Comer SAB de CV	8,301	18,308
Megacable Holdings SAB de CV	16,710	52,790
Nemak SAB de CV(1)	118,712	22,950
Ollamani SAB(1)	2,349	6,099
Operadora De Sites Mexicanos SAB de CV	12,300	12,745
Orbia Advance Corp. SAB de CV	23,350	38,273
Promotora y Operadora de Infraestructura SAB de CV	3,412	37,471
Qualitas Controladora SAB de CV	6,986	89,655
Regional SAB de CV	2,759	23,901
Sitios Latinoamerica SAB de CV(1)(2)	6,259	1,789
Wal-Mart de Mexico SAB de CV	21,171	79,548
		1,983,286
Peru — 0.4%
Credicorp Ltd.	795	131,429
Intercorp Financial Services, Inc.	1,166	28,066
Southern Copper Corp.	1,020	121,003
		280,498
Philippines — 0.7%
Ayala Land, Inc.	42,000	18,887
Bank of the Philippine Islands	15,378	31,598
BDO Unibank, Inc.	24,870	55,283
Century Pacific Food, Inc.	32,600	20,875
Converge Information & Communications Technology Solutions, Inc.(1)	41,600	7,670
Globe Telecom, Inc.	421	14,181
GT Capital Holdings, Inc.	2,810	28,905
International Container Terminal Services, Inc.	13,390	78,249
Jollibee Foods Corp.	8,540	31,627
LT Group, Inc.	20,600	3,691
Manila Electric Co.	5,400	33,870
Megaworld Corp.	368,000	11,325
Metropolitan Bank & Trust Co.	52,360	55,581
Monde Nissin Corp.	22,000	4,222
PLDT, Inc., ADR(2)	973	24,568
Puregold Price Club, Inc.	32,500	14,002
Robinsons Land Corp.	43,400	12,064
Robinsons Retail Holdings, Inc.	840	561
Security Bank Corp.	12,800	16,117
SM Investments Corp.	1,130	16,816
SM Prime Holdings, Inc.	60,600	27,945
Wilcon Depot, Inc.	20,200	6,904
		514,941
Poland — 1.3%
Alior Bank SA	3,549	86,221
Allegro.eu SA(1)	2,110	20,304
AmRest Holdings SE(1)	1,970	12,853

Asseco Poland SA	475	9,983
Bank Handlowy w Warszawie SA(1)	66	1,800
Bank Millennium SA(1)	17,448	39,802
Bank Polska Kasa Opieki SA	2,030	82,682
Budimex SA	250	47,496
CCC SA(1)	1,626	55,307
CD Projekt SA	604	20,018
Cyfrowy Polsat SA(1)	666	2,119
Dino Polska SA(1)	314	31,290
Grupa Kety SA	228	50,093
KGHM Polska Miedz SA	1,466	56,958
KRUK SA	530	61,557
LPP SA	13	57,418
mBank SA(1)	188	30,016
Orange Polska SA	21,344	44,524
Pepco Group NV(1)	3,035	18,832
Powszechna Kasa Oszczednosci Bank Polski SA	3,196	48,427
Powszechny Zaklad Ubezpieczen SA	3,525	44,863
Santander Bank Polska SA	441	56,862
TEN Square Games SA	24	544
Text SA	370	7,905
Warsaw Stock Exchange	116	1,335
XTB SA	1,678	28,410
		917,619
Singapore — 0.0%
Super Hi International Holding Ltd.(1)(2)	1,500	2,902
South Africa — 3.2%
Absa Group Ltd.	9,956	79,351
AECI Ltd.	4,838	24,805
Anglo American Platinum Ltd.(2)	366	12,006
Anglogold Ashanti PLC (New York)	5,932	143,495
Aspen Pharmacare Holdings Ltd.	5,676	70,450
Astral Foods Ltd.(1)	1,219	9,082
AVI Ltd.	11,059	50,117
Barloworld Ltd.	4,158	19,903
Bid Corp. Ltd.	1,751	38,831
Capitec Bank Holdings Ltd.	303	34,387
Clicks Group Ltd.	3,595	56,426
Coronation Fund Managers Ltd.	7,250	13,441
Curro Holdings Ltd.	12,198	6,962
DataTec Ltd.	7,041	14,021
Dis-Chem Pharmacies Ltd.	4,826	7,998
Discovery Ltd.	3,836	22,427
FirstRand Ltd.	34,957	121,277
Fortress Real Estate Investments Ltd., Class B	28,718	23,073
Foschini Group Ltd.	12,230	61,883
Gold Fields Ltd., ADR	9,957	156,823
Grindrod Ltd.	30,545	21,950
Impala Platinum Holdings Ltd.(2)	10,823	55,753
Investec Ltd.	3,564	23,302
JSE Ltd.	1,034	5,076
KAP Ltd.(1)	60,434	8,142
Kumba Iron Ore Ltd.(2)	626	16,411
Life Healthcare Group Holdings Ltd.	24,861	14,637
Merafe Resources Ltd.	24,876	1,679

Momentum Metropolitan Holdings	64,195	72,995
Mr Price Group Ltd.	2,419	22,910
MTN Group Ltd.	16,716	73,347
MultiChoice Group(1)	6,735	40,312
Naspers Ltd., N Shares	595	117,949
Nedbank Group Ltd.	5,874	71,306
NEPI Rockcastle NV(1)	11,218	77,886
Netcare Ltd.	21,250	12,804
Ninety One Ltd.	3,606	7,608
Northam Platinum Holdings Ltd.	8,393	57,991
Oceana Group Ltd.	54	211
Old Mutual Ltd.	136,087	76,938
Omnia Holdings Ltd.	7,035	21,045
OUTsurance Group Ltd.	6,900	14,671
Pepkor Holdings Ltd.	12,142	11,037
Pick n Pay Stores Ltd.(2)	5,204	6,893
PPC Ltd.(1)(2)	28,548	5,106
PSG Financial Services Ltd.	6,160	5,312
Raubex Group Ltd.	1,141	2,172
Remgro Ltd.	6,683	43,147
Reunert Ltd.	2,135	7,800
RMB Holdings Ltd.	14,659	298
Sanlam Ltd.	17,068	64,401
Santam Ltd.	460	7,333
Sappi Ltd.	29,075	83,588
Shoprite Holdings Ltd.	3,257	43,304
Sibanye Stillwater Ltd., ADR(2)	14,056	71,264
SPAR Group Ltd.(1)	4,101	22,725
Standard Bank Group Ltd.	11,257	107,539
Telkom SA SOC Ltd.(1)	10,945	13,909
Transaction Capital Ltd.(1)	1,594	211
Truworths International Ltd.	9,275	37,697
Vodacom Group Ltd.	3,824	18,861
We Buy Cars Pty. Ltd.(1)	520	661
Wilson Bayly Holmes-Ovcon Ltd.	48	388
Woolworths Holdings Ltd.	10,948	31,640
Zeda Ltd.(1)	5,064	3,179
		2,370,146
South Korea — 12.6%
Aekyung Chemical Co. Ltd.	845	7,886
Aekyung Industrial Co. Ltd.	22	403
Agabang&Company(1)	104	428
Ahnlab, Inc.	19	872
Aju IB Investment Co. Ltd.	40	80
Alteogen, Inc.(1)	72	9,707
Amorepacific Corp.	218	30,622
AMOREPACIFIC Group	330	9,140
Ananti, Inc.(1)	2,338	10,153
Asiana Airlines, Inc.(1)	798	6,298
BGF Co. Ltd.	183	474
BGF retail Co. Ltd.	124	10,449
BH Co. Ltd.	1,314	25,229
Binex Co. Ltd.(1)	241	2,152
Bioneer Corp.(1)	219	5,063
BNK Financial Group, Inc.	11,943	73,151

Boryung	641	4,768
Bukwang Pharmaceutical Co. Ltd.(1)	313	1,297
Byucksan Corp.	247	363
Celltrion, Inc.	846	107,993
Chabiotech Co. Ltd.(1)	409	5,031
Cheil Worldwide, Inc.	2,238	30,261
Chong Kun Dang Pharmaceutical Corp.	63	4,771
CJ CGV Co. Ltd.(1)	1,341	5,521
CJ CheilJedang Corp.	161	40,770
CJ ENM Co. Ltd.(1)	366	23,663
CJ Logistics Corp.	168	12,610
Classys, Inc.	220	7,870
Com2uSCorp	75	2,187
Coreana Cosmetics Co. Ltd.(1)	63	167
CosmoAM&T Co. Ltd.(1)	66	7,461
Cosmochemical Co. Ltd.(1)	322	6,832
Coway Co. Ltd.	1,791	73,345
COWELL FASHION Co. Ltd.	408	838
CS Wind Corp.	247	9,469
Cuckoo Homesys Co. Ltd.	229	3,486
Daeduck Electronics Co. Ltd.	1,550	26,123
Daewoo Engineering & Construction Co. Ltd.(1)	4,420	11,705
Daewoong Co. Ltd.	334	3,952
Daewoong Pharmaceutical Co. Ltd.	35	2,708
Daishin Securities Co. Ltd.	1,108	12,097
Danal Co. Ltd.(1)	122	325
Daou Data Corp.	1,042	8,707
DB HiTek Co. Ltd.	1,435	42,260
DB Insurance Co. Ltd.	1,323	99,155
Dentium Co. Ltd.	103	8,386
DGB Financial Group, Inc.	7,996	47,679
DI Dong Il Corp.	413	7,491
DL E&C Co. Ltd.	1,023	25,193
DL Holdings Co. Ltd.	161	6,466
DN Automotive Corp.	86	4,960
Dong-A Socio Holdings Co. Ltd.	11	803
DongKook Pharmaceutical Co. Ltd.	217	3,024
Dongkuk Steel Mill Co. Ltd.	2,161	16,384
Dongwha Enterprise Co. Ltd.(1)	1,097	13,408
Dongwon Development Co. Ltd.	33	66
Doosan Bobcat, Inc.	584	24,420
Doosan Co. Ltd.	6	894
Doosan Enerbility Co. Ltd.(1)	2,829	42,660
Doosan Fuel Cell Co. Ltd.(1)	117	2,079
DoubleUGames Co. Ltd.	272	8,700
Douzone Bizon Co. Ltd.	391	17,420
Dreamtech Co. Ltd.	427	2,792
Duk San Neolux Co. Ltd.(1)	113	3,707
Echo Marketing, Inc.	508	5,024
Ecopro BM Co. Ltd.(1)	131	18,294
Ecopro HN Co. Ltd.	244	11,527
E-MART, Inc.	419	18,609
Eo Technics Co. Ltd.	208	29,641
Eugene Investment & Securities Co. Ltd.	7,233	21,645
Eugene Technology Co. Ltd.	90	3,317

F&F Co. Ltd.	183	8,879
Fila Holdings Corp.	1,242	35,429
FutureCore Co. Ltd.(1)	436	202
Genexine, Inc.(1)	113	581
GOLFZON Co. Ltd.	202	10,660
Gradiant Corp.	390	4,225
GS Engineering & Construction Corp.(1)	851	9,230
GS Retail Co. Ltd.	1,212	17,407
Hana Financial Group, Inc.	5,685	253,867
Handsome Co. Ltd.	153	1,984
Hanjin Transportation Co. Ltd.	134	1,872
Hankook Tire & Technology Co. Ltd.	1,912	60,585
Hanmi Pharm Co. Ltd.	75	15,382
Hanmi Semiconductor Co. Ltd.	497	58,500
Hanon Systems	5,362	19,430
Hansae Co. Ltd.	851	14,594
Hansol Chemical Co. Ltd.	234	32,148
Hansol Technics Co. Ltd.	3,836	15,959
Hanssem Co. Ltd.	81	3,411
Hanwha Galleria Corp.(1)	853	816
Hanwha General Insurance Co. Ltd.	3,225	11,306
Hanwha Investment & Securities Co. Ltd.(1)	5,168	12,172
Hanwha Life Insurance Co. Ltd.	12,413	25,224
Hanwha Solutions Corp.	2,243	51,496
Hanwha Systems Co. Ltd.	520	6,583
HD Hyundai Construction Equipment Co. Ltd.	251	10,380
HD Hyundai Electric Co. Ltd.	295	64,076
HD Hyundai Infracore Co. Ltd.(1)	2,501	15,079
HD HYUNDAI MIPO(1)	178	9,333
HDC Hyundai Development Co-Engineering & Construction, E Shares	2,375	30,141
Helixmith Co. Ltd.(1)	119	346
Hite Jinro Co. Ltd.	950	13,825
HL Holdings Corp.	51	1,264
HL Mando Co. Ltd.	1,140	35,886
HLB, Inc.(1)	447	19,833
HMM Co. Ltd.	4,613	60,293
Homecast Co. Ltd.(1)	823	1,649
Hotel Shilla Co. Ltd.	819	33,827
Hugel, Inc.(1)	52	7,183
Humasis Co. Ltd.(1)	6,180	8,056
Humax Co. Ltd.(1)	333	543
Humedix Co. Ltd.	72	1,858
Hwaseung Enterprise Co. Ltd.	36	244
HYBE Co. Ltd.	140	20,314
Hyosung Advanced Materials Corp.	72	19,332
Hyosung Chemical Corp.(1)	3	139
Hyosung Corp.	86	3,724
Hyosung Heavy Industries Corp.	83	26,537
Hyosung TNC Corp.	101	29,475
Hyundai Autoever Corp.	70	7,503
HYUNDAI Corp.	447	6,452
Hyundai Department Store Co. Ltd.	437	15,726
Hyundai Elevator Co. Ltd.	394	11,466
Hyundai Engineering & Construction Co. Ltd.	1,173	28,147
Hyundai Futurenet Co. Ltd.	86	243

Hyundai GF Holdings	506	1,677
Hyundai Glovis Co. Ltd.	176	22,907
Hyundai Green Food	269	2,344
Hyundai Home Shopping Network Corp.	59	2,236
Hyundai Marine & Fire Insurance Co. Ltd.	1,931	45,791
Hyundai Mobis Co. Ltd.	697	108,673
Hyundai Motor Co.	1,840	337,647
Hyundai Rotem Co. Ltd.	1,852	48,236
Hyundai Wia Corp.	547	22,065
Ilyang Pharmaceutical Co. Ltd.	202	1,919
iMarketKorea, Inc.	319	2,005
Industrial Bank of Korea	6,138	61,093
Innocean Worldwide, Inc.	390	6,141
Innox Advanced Materials Co. Ltd.	492	11,811
Insun ENT Co. Ltd.(1)	304	1,538
Interflex Co. Ltd.(1)	83	944
INTOPS Co. Ltd.	605	10,304
iNtRON Biotechnology, Inc.	184	813
IS Dongseo Co. Ltd.	786	14,519
i-SENS, Inc.	487	6,210
ISU Chemical Co. Ltd.(1)	305	2,429
ISU Specialty Chemical(1)	1,190	42,570
JB Financial Group Co. Ltd.	3,585	37,830
Jeisys Medical, Inc.(1)	1,508	12,907
Jeju Air Co. Ltd.(1)	983	7,701
Jin Air Co. Ltd.(1)	287	2,650
Jusung Engineering Co. Ltd.	1,549	36,855
JW Pharmaceutical Corp.	141	2,930
JYP Entertainment Corp.	369	15,604
K Car Co. Ltd.	629	6,311
Kakao Corp.	859	27,066
Kakao Games Corp.(1)	78	1,210
KakaoBank Corp.	670	10,834
KB Financial Group, Inc., ADR	5,673	326,424
KC Co. Ltd.	71	1,092
KC Tech Co. Ltd.	77	2,093
KCC Corp.	192	40,903
KCC Glass Corp.	147	4,294
KEPCO Engineering & Construction Co., Inc.	61	3,092
KG Dongbusteel	1,511	7,547
KG Eco Solution Co. Ltd.	1,102	6,273
KH Vatec Co. Ltd.	267	2,854
Kia Corp.	4,647	396,650
KIWOOM Securities Co. Ltd.	427	41,414
Koh Young Technology, Inc.	681	6,745
Kolmar BNH Co. Ltd.	112	1,285
Kolon Industries, Inc.	806	24,573
KONA I Co. Ltd.	292	3,533
Korea Investment Holdings Co. Ltd.	961	45,326
Korea Petrochemical Ind Co. Ltd.	91	9,984
Korea Real Estate Investment & Trust Co. Ltd.	1,631	1,192
Korea United Pharm, Inc.	111	1,915
Korean Air Lines Co. Ltd.	3,157	47,637
Korean Reinsurance Co.	6,331	37,053
Krafton, Inc.(1)	425	76,800

KT Corp.	1,216	32,467
KT Skylife Co. Ltd.	319	1,238
Kukjeon Pharmaceutical Co. Ltd.	13	51
Kum Yang Co. Ltd.(1)	480	29,221
Kumho Petrochemical Co. Ltd.	492	52,563
Kumho Tire Co., Inc.(1)	5,351	27,699
Kyung Dong Navien Co. Ltd.	383	14,525
LEENO Industrial, Inc.	207	40,116
LF Corp.	203	2,211
LG Display Co. Ltd., ADR(1)	16,913	59,365
LG Electronics, Inc.	2,098	159,582
LG Energy Solution Ltd.(1)	86	20,715
LG H&H Co. Ltd.	137	41,442
LG Innotek Co. Ltd.	184	33,010
LG Uplus Corp.	6,459	45,107
Lotte Chemical Corp.	357	29,259
LOTTE Fine Chemical Co. Ltd.	549	19,095
LOTTE Himart Co. Ltd.	6	40
Lotte Innovate	27	534
Lotte Rental Co. Ltd.	672	13,554
Lotte Shopping Co. Ltd.	516	24,661
LS Corp.	194	23,934
LS Electric Co. Ltd.	163	25,261
LVMC Holdings(1)	3,944	7,569
LX Hausys Ltd.	49	1,482
LX Semicon Co. Ltd.	339	17,506
Maeil Dairies Co. Ltd.	36	1,108
Mcnex Co. Ltd.	268	4,323
Medytox, Inc.	73	6,917
MegaStudyEdu Co. Ltd.	330	14,395
Meritz Financial Group, Inc.	2,549	141,244
Mirae Asset Securities Co. Ltd.	6,339	33,136
Myoung Shin Industrial Co. Ltd.	1,134	12,198
NAVER Corp.	576	71,308
NCSoft Corp.	178	24,579
Neowiz	668	9,841
NEPES Corp.(1)	403	5,033
Netmarble Corp.(1)	185	8,084
Nexen Tire Corp.	499	2,986
NEXTIN, Inc.	149	7,143
NH Investment & Securities Co. Ltd.	5,232	46,468
NHN Corp.	602	9,550
NHN KCP Corp.	879	6,240
NICE Holdings Co. Ltd.	243	1,909
NICE Information Service Co. Ltd.	459	3,661
NongShim Co. Ltd.	39	12,969
OCI Co. Ltd.	117	8,215
OCI Holdings Co. Ltd.	825	58,067
Ottogi Corp.	21	6,917
Pan Ocean Co. Ltd.	9,885	30,841
Park Systems Corp.	42	5,510
Partron Co. Ltd.	1,043	5,791
Pearl Abyss Corp.(1)	43	1,292
PharmaResearch Co. Ltd.	43	4,532
PI Advanced Materials Co. Ltd.(1)	113	2,293

Pond Group Co. Ltd.(1)	235	955
Pulmuone Co. Ltd.	21	226
RFHIC Corp.	31	370
S&S Tech Corp.	167	4,811
S-1 Corp.	624	28,651
Sam Young Electronics Co. Ltd.	51	355
Samsung Biologics Co. Ltd.(1)	69	36,401
Samsung C&T Corp.	770	75,359
Samsung Electro-Mechanics Co. Ltd.	923	103,670
Samsung Electronics Co. Ltd., GDR	1,205	1,632,717
Samsung Fire & Marine Insurance Co. Ltd.	736	185,807
Samsung Heavy Industries Co. Ltd.(1)	10,236	68,220
Samsung Life Insurance Co. Ltd.	794	48,515
Samsung SDI Co. Ltd.	305	83,330
Samsung SDS Co. Ltd.	233	25,848
Samsung Securities Co. Ltd.	1,912	50,047
Samwha Capacitor Co. Ltd.	47	1,489
Sangsangin Co. Ltd.(1)	827	1,900
SD Biosensor, Inc.(1)	1,269	9,227
SeAH Steel Corp.	79	7,339
Sebang Co. Ltd.	290	2,522
Sebang Global Battery Co. Ltd.	143	10,632
Seegene, Inc.	836	12,797
Seobu T&D	1,016	5,207
Seojin System Co. Ltd.(1)	300	7,129
Seoul Semiconductor Co. Ltd.	1,284	9,074
SFA Engineering Corp.	338	6,813
SFA Semicon Co. Ltd.(1)	644	2,528
Shinhan Financial Group Co. Ltd., ADR	6,968	239,699
Shinsegae International, Inc.	226	2,858
Shinsegae, Inc.	208	24,551
SK Bioscience Co. Ltd.(1)	159	5,952
SK Chemicals Co. Ltd.	123	4,737
SK D&D Co. Ltd.	317	2,615
SK Eternix Co. Ltd.(1)	474	9,004
SK Hynix, Inc.	4,601	633,964
SK IE Technology Co. Ltd.(1)	301	9,438
SK Networks Co. Ltd.	4,700	17,207
SK Securities Co. Ltd.	4,323	1,783
SK Telecom Co. Ltd., ADR	66	1,365
SKC Co. Ltd.(1)	112	11,343
SL Corp.	159	4,222
SM Entertainment Co. Ltd.	184	12,208
SNT Dynamics Co. Ltd.	963	13,343
Soop Co. Ltd.	182	14,648
Soulbrain Co. Ltd.	111	26,559
Soulbrain Holdings Co. Ltd.	5	254
SPG Co. Ltd.	437	8,178
ST Pharm Co. Ltd.	36	2,379
STIC Investments, Inc.	42	324
Studio Dragon Corp.(1)	492	16,036
Sun Kwang Co. Ltd.	52	649
Sung Kwang Bend Co. Ltd.	273	2,113
Sungwoo Hitech Co. Ltd.	1,622	9,788
Taewoong Co. Ltd.(1)	105	1,448

Taihan Electric Wire Co. Ltd.(1)	304	3,679
TES Co. Ltd.	133	2,139
TKG Huchems Co. Ltd.	432	6,188
Tongyang Life Insurance Co. Ltd.	1,401	5,075
Value Added Technology Co. Ltd.	33	636
Vidente Co. Ltd.(1)	312	—
Webzen, Inc.	98	1,157
Wemade Co. Ltd.(1)	382	11,851
WONIK IPS Co. Ltd.(1)	501	12,859
Wonik QnC Corp.	472	11,529
Woongjin Thinkbig Co. Ltd.(1)	2,718	4,326
Woori Financial Group, Inc.	14,503	148,762
Woori Technology Investment Co. Ltd.(1)	1,267	8,003
W-Scope Chungju Plant Co. Ltd.(1)	317	8,125
YG Entertainment, Inc.	220	6,959
Youngone Corp.	842	20,680
Youngone Holdings Co. Ltd.	241	15,180
Yuhan Corp.	193	9,642
Zinus, Inc.	239	2,697
		9,298,544
Taiwan — 20.3%
Ability Enterprise Co. Ltd.	1,000	1,813
AcBel Polytech, Inc.	1,299	1,512
Accton Technology Corp.	1,000	15,658
Acer, Inc.	49,000	80,382
ACES Electronic Co. Ltd.	1,000	1,563
Acon Holding, Inc.(1)	5,000	1,579
Acter Group Corp. Ltd.	4,000	28,947
ADATA Technology Co. Ltd.	8,683	30,707
Advanced International Multitech Co. Ltd.	4,000	10,543
Advanced Wireless Semiconductor Co.(1)	1,000	3,879
Advancetek Enterprise Co. Ltd.	1,000	1,852
Advantech Co. Ltd.	1,099	12,032
AGV Products Corp.	2,000	751
Allied Supreme Corp.	1,000	12,085
Alltek Technology Corp.	1,080	1,205
Alltop Technology Co. Ltd.	1,000	7,547
Alpha Networks, Inc.	8,000	8,776
Altek Corp.	20,000	26,801
Amazing Microelectronic Corp.	3,040	9,373
Ampire Co. Ltd.	1,000	1,245
AMPOC Far-East Co. Ltd.	5,000	14,105
AmTRAN Technology Co. Ltd.	27,706	17,770
Anpec Electronics Corp.	1,000	6,487
Aopen, Inc.	1,000	1,943
Apacer Technology, Inc.	1,000	2,084
Apex International Co. Ltd.	1,000	1,239
Arcadyan Technology Corp.	3,000	15,506
Ardentec Corp.	15,000	33,739
Argosy Research, Inc.	1,000	5,131
ASE Technology Holding Co. Ltd., ADR(2)	18,958	204,367
Asia Optical Co., Inc.	6,000	12,375
Asia Polymer Corp.	9,000	5,189
Asia Vital Components Co. Ltd.	6,382	151,487
ASROCK, Inc.	2,000	14,491

Asustek Computer, Inc.	10,000	159,204
AUO Corp.(1)	129,600	71,415
AURAS Technology Co. Ltd.	1,000	27,258
Avermedia Technologies	1,000	1,383
Bafang Yunji International Co. Ltd.	1,000	5,161
Bank of Kaohsiung Co. Ltd.	57,121	20,386
Basso Industry Corp.	1,000	1,341
BenQ Materials Corp.	3,000	3,050
BenQ Medical Technology Corp.	1,000	1,706
Bioteque Corp.	1,000	4,014
Bizlink Holding, Inc.	3,000	25,762
Capital Securities Corp.	21,000	15,306
Career Technology MFG. Co. Ltd.	10,000	6,729
Catcher Technology Co. Ltd.	14,000	97,273
Cathay Financial Holding Co. Ltd.	71,611	124,616
Center Laboratories, Inc.	2,198	3,204
Central Reinsurance Co. Ltd.(1)	1,000	853
Chailease Holding Co. Ltd.	2,091	9,848
Chang Hwa Commercial Bank Ltd.	115,114	64,805
Chang Wah Electromaterials, Inc.	3,000	4,914
Chang Wah Technology Co. Ltd.	1,000	1,338
Channel Well Technology Co. Ltd.	8,000	18,842
CHC Healthcare Group	1,000	1,623
Cheng Loong Corp.	18,000	16,258
Cheng Mei Materials Technology Corp.	28,892	13,579
Cheng Shin Rubber Industry Co. Ltd.	55,000	103,522
Cheng Uei Precision Industry Co. Ltd.	6,000	13,392
Chenming Electronic Technology Corp.	6,000	16,884
Chicony Electronics Co. Ltd.	12,000	69,412
Chicony Power Technology Co. Ltd.(1)	7,000	33,577
China Bills Finance Corp.	11,000	5,233
China Chemical & Pharmaceutical Co. Ltd.	2,000	1,363
China Container Terminal Corp.	1,000	1,247
China General Plastics Corp.	3,000	1,647
China Man-Made Fiber Corp.(1)	4,000	1,013
China Metal Products	10,000	16,012
China Motor Corp.	4,000	16,355
China Steel Chemical Corp.	1,000	3,480
China Wire & Cable Co. Ltd.	1,000	1,389
Chinese Maritime Transport Ltd.	2,000	3,039
Chin-Poon Industrial Co. Ltd.	13,000	17,875
Chipbond Technology Corp.	13,000	27,359
ChipMOS Technologies, Inc.	21,000	28,731
Chlitina Holding Ltd.	1,000	5,174
Chong Hong Construction Co. Ltd.	1,000	3,752
Chroma ATE, Inc.	2,000	17,756
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	1,000	1,485
Chunghwa Precision Test Tech Co. Ltd.	1,000	14,555
Chunghwa Telecom Co. Ltd., ADR	1,335	52,879
Cleanaway Co. Ltd.	2,000	11,863
Clevo Co.	10,000	19,091
CMC Magnetics Corp.(1)	40,400	16,215
Collins Co. Ltd.	1,000	652
Compal Electronics, Inc.	60,000	68,901
Compeq Manufacturing Co. Ltd.(1)	22,000	49,982

Concord International Securities Co. Ltd.	12,100	8,591
Concord Securities Co. Ltd.(1)	40,000	20,248
Continental Holdings Corp.	8,000	8,610
Coremax Corp.	2,000	4,199
Coretronic Corp.	10,000	34,231
Co-Tech Development Corp.	6,000	12,551
Creative Sensor, Inc.	6,000	5,494
CSBC Corp. Taiwan(1)	1,000	560
CTBC Financial Holding Co. Ltd.	293,000	321,031
Da-Li Development Co. Ltd.	6,300	11,878
Darfon Electronics Corp.	6,000	12,649
Darwin Precisions Corp.	1,000	494
Daxin Materials Corp.	3,000	15,781
Delpha Construction Co. Ltd.	1,000	1,536
Delta Electronics, Inc.	6,000	60,459
Depo Auto Parts Ind Co. Ltd.	6,000	42,356
Dimerco Data System Corp.	4,000	15,227
Dimerco Express Corp.	6,300	19,221
D-Link Corp.	3,000	1,668
Dynamic Holding Co. Ltd.	13,000	24,676
Dynapack International Technology Corp.	5,000	14,611
E Ink Holdings, Inc.	1,000	6,801
E.Sun Financial Holding Co. Ltd.	39,735	35,138
Eastech Holding Ltd.	6,000	22,047
Eclat Textile Co. Ltd.	1,000	15,005
Elan Microelectronics Corp.	4,000	20,205
Elite Advanced Laser Corp.	2,000	5,502
Elite Material Co. Ltd.	5,000	63,370
Elitegroup Computer Systems Co. Ltd.(1)	11,000	11,689
eMemory Technology, Inc.	1,000	68,124
Emerging Display Technologies Corp.	1,000	1,014
Eson Precision Ind Co. Ltd.	5,000	9,197
Eternal Materials Co. Ltd.	11,850	11,404
Etron Technology, Inc.	49	78
Evergreen International Storage & Transport Corp.	26,000	26,951
Evergreen Marine Corp. Taiwan Ltd.	18,800	122,300
EVERGREEN Steel Corp.	7,000	30,755
Everlight Chemical Industrial Corp.	2,000	1,180
Everlight Electronics Co. Ltd.	7,000	15,612
Excelliance Mos Corp.	1,000	3,498
Excelsior Medical Co. Ltd.	5,302	14,610
Far Eastern Department Stores Ltd.	43,000	42,059
Far Eastern International Bank	79,684	38,816
Far Eastern New Century Corp.	81,000	84,574
Far EasTone Telecommunications Co. Ltd.	20,934	54,003
Farglory F T Z Investment Holding Co. Ltd.	2,200	3,763
Farglory Land Development Co. Ltd.	4,000	10,947
Feedback Technology Corp.	1,000	3,936
Feng TAY Enterprise Co. Ltd.	1,120	5,365
First Financial Holding Co. Ltd.	34,402	29,264
First Hi-Tec Enterprise Co. Ltd.	3,000	8,766
First Steamship Co. Ltd.(1)	16,000	4,183
Fitipower Integrated Technology, Inc.	1,950	15,315
FLEXium Interconnect, Inc.	8,000	21,611
Flytech Technology Co. Ltd.	1,000	2,971

FocalTech Systems Co. Ltd.	1,000	2,768
Forcecon Tech Co. Ltd.	3,000	19,235
Formosa Advanced Technologies Co. Ltd.	8,000	9,549
Formosa Laboratories, Inc.	2,000	5,799
Formosan Union Chemical	13,000	8,291
Foxsemicon Integrated Technology, Inc.	2,000	18,268
Franbo Lines Corp.(1)	1,000	729
Froch Enterprise Co. Ltd.	4,000	2,284
FSP Technology, Inc.	7,000	13,517
Fubon Financial Holding Co. Ltd.	54,757	124,449
Fulgent Sun International Holding Co. Ltd.	3,000	11,914
Fulltech Fiber Glass Corp.	8,189	6,543
Fusheng Precision Co. Ltd.	5,000	44,936
G Shank Enterprise Co. Ltd.	3,176	9,141
Gamania Digital Entertainment Co. Ltd.	3,000	7,810
Gemtek Technology Corp.	6,000	6,891
General Interface Solution Holding Ltd.(1)	7,000	14,379
Genius Electronic Optical Co. Ltd.	2,000	32,859
Getac Holdings Corp.	7,000	24,734
Giant Manufacturing Co. Ltd.	7,000	47,075
Gigabyte Technology Co. Ltd.	13,000	128,495
Global Brands Manufacture Ltd.	6,000	13,808
Global Mixed Mode Technology, Inc.	2,000	18,898
Globalwafers Co. Ltd.	4,000	65,260
Gloria Material Technology Corp.	2,000	3,254
Gold Circuit Electronics Ltd.(1)	8,800	54,394
Gordon Auto Body Parts	1,000	1,167
Gourmet Master Co. Ltd.	2,000	5,614
Grand Fortune Securities Co. Ltd.(1)	2,200	1,035
Grand Pacific Petrochemical	36,352	16,285
Grand Process Technology Corp.	1,000	34,183
Grape King Bio Ltd.	4,000	19,830
Greatek Electronics, Inc.	5,000	9,766
Group Up Industrial Co. Ltd.	4,000	31,239
GTM Holdings Corp.	1,000	1,117
Hai Kwang Enterprise Corp.(1)	1,050	681
Hannstar Board Corp.	11,000	20,162
HannStar Display Corp.(1)	41,000	12,898
HannsTouch Holdings Co.(1)	12,000	3,188
Highwealth Construction Corp.	3,410	4,825
Hiroca Holdings Ltd.	1,000	1,064
Hitron Technology, Inc.	9,000	9,010
Hiwin Technologies Corp.	3,030	20,904
Ho Tung Chemical Corp.	4,000	1,223
Hocheng Corp.	8,000	4,768
Holtek Semiconductor, Inc.	2,000	3,765
Holy Stone Enterprise Co. Ltd.	1,050	3,214
Hon Hai Precision Industry Co. Ltd.	89,000	473,969
Hong TAI Electric Industrial	1,000	1,185
Horizon Securities Co. Ltd.	1,060	413
Hotai Finance Co. Ltd.	7,200	24,376
Hotai Motor Co. Ltd.	1,020	19,387
HTC Corp.(1)	1,000	1,352
Hu Lane Associate, Inc.	5,000	25,404
Hua Nan Financial Holdings Co. Ltd.	78,578	60,801

Huaku Development Co. Ltd.(1)	5,000	24,410
Huang Hsiang Construction Corp.	1,000	1,851
Hung Sheng Construction Ltd.	10,000	8,327
Hwang Chang General Contractor Co. Ltd.	15,960	24,500
Ibase Technology, Inc.	1,000	2,604
IBF Financial Holdings Co. Ltd.(1)	42,673	19,842
Ichia Technologies, Inc.	7,000	7,533
I-Chiun Precision Industry Co. Ltd.	8,000	23,755
IEI Integration Corp.	3,000	8,026
Infortrend Technology, Inc.	6,000	5,302
Innodisk Corp.	2,039	20,823
Innolux Corp.	162,782	70,253
Inpaq Technology Co. Ltd.	1,000	2,593
Insyde Software Corp.	2,000	20,997
Integrated Service Technology, Inc.	2,000	7,733
International CSRC Investment Holdings Co.	17,000	9,461
International Games System Co. Ltd.	2,000	62,641
Inventec Corp.	37,000	61,614
Iron Force Industrial Co. Ltd.	4,000	14,512
ITE Technology, Inc.	2,000	10,862
Jarllytec Co. Ltd.	1,000	5,962
Kaimei Electronic Corp.	800	1,739
Kaori Heat Treatment Co. Ltd.	1,000	15,556
KEE TAI Properties Co. Ltd.	9,000	5,464
Kenda Rubber Industrial Co. Ltd.	2,100	2,259
Kenmec Mechanical Engineering Co. Ltd.	5,000	18,983
Kerry TJ Logistics Co. Ltd.	1,000	1,362
Kindom Development Co. Ltd.	8,000	14,231
King Yuan Electronics Co. Ltd.	27,000	73,938
King's Town Bank Co. Ltd.	28,000	51,937
Kinik Co.	1,000	8,710
Kinpo Electronics	30,000	15,574
Kinsus Interconnect Technology Corp.	4,000	11,730
KMC Kuei Meng International, Inc.	1,000	4,399
KNH Enterprise Co. Ltd.	2,000	1,397
Ko Ja Cayman Co. Ltd.	1,000	1,617
KS Terminals, Inc.	4,000	9,954
Kwong Lung Enterprise Co. Ltd.	1,000	1,866
LandMark Optoelectronics Corp.	1,000	4,168
Lanner Electronics, Inc.	3,180	9,222
Largan Precision Co. Ltd.	1,000	70,627
Lealea Enterprise Co. Ltd.(1)	8,320	2,569
LEE CHI Enterprises Co. Ltd.	1,000	522
Lien Hwa Industrial Holdings Corp.	2,193	4,598
Lingsen Precision Industries Ltd.	25,000	18,994
Lion Travel Service Co. Ltd.(1)	5,000	24,110
Lite-On Technology Corp.	36,000	120,426
Longchen Paper & Packaging Co. Ltd.	11,000	4,914
Longwell Co.	5,000	12,359
Lotes Co. Ltd.	1,025	51,161
Lotus Pharmaceutical Co. Ltd.	2,000	17,561
Lumax International Corp. Ltd.	7,000	23,332
Lung Yen Life Service Corp.(1)	1,000	1,470
Macroblock, Inc.	1,000	2,900
Macronix International Co. Ltd.	37,000	31,142

Makalot Industrial Co. Ltd.	8,000	95,346
Marketech International Corp.	3,000	14,337
Materials Analysis Technology, Inc.	1,051	9,030
MediaTek, Inc.	8,000	306,353
Mega Financial Holding Co. Ltd.	49,483	59,777
Mercuries Life Insurance Co. Ltd.(1)	26,000	6,102
Merry Electronics Co. Ltd.	5,000	19,226
Micro-Star International Co. Ltd.	17,000	100,983
Mitac Holdings Corp.	17,000	25,082
MOSA Industrial Corp.	12,000	9,003
Mosel Vitelic, Inc.	2,000	2,012
MPI Corp.	3,000	44,616
My Humble House Hospitality Management Consulting(1)	3,000	5,908
Namchow Holdings Co. Ltd.	12,000	21,861
Nan Pao Resins Chemical Co. Ltd.	2,000	20,900
Nan Ya Printed Circuit Board Corp.	4,000	24,244
Nantex Industry Co. Ltd.	1,000	1,076
Nanya Technology Corp.	17,000	34,005
Nexcom International Co. Ltd.	8,000	13,325
Nichidenbo Corp.	6,000	12,645
Nidec Chaun-Choung Technology Corp.	1,000	10,551
Nien Hsing Textile Co. Ltd.	2,000	1,255
Nien Made Enterprise Co. Ltd.	4,000	43,413
Novatek Microelectronics Corp.	9,000	165,919
Nuvoton Technology Corp.	1,000	3,970
O-Bank Co. Ltd.	20,000	6,493
Oneness Biotech Co. Ltd.	137	638
Optimax Technology Corp.	8,000	8,432
Orient Semiconductor Electronics Ltd.	21,000	40,251
Oriental Union Chemical Corp.	3,000	1,605
O-TA Precision Industry Co. Ltd.(1)	3,000	8,572
Pan Jit International, Inc.	2,000	3,657
Pan-International Industrial Corp.	9,000	10,868
Pegatron Corp.	24,000	78,762
Phison Electronics Corp.	3,000	55,354
Phoenix Silicon International Corp.	2,275	4,419
Pixart Imaging, Inc.	2,000	10,136
Pou Chen Corp.	78,000	90,448
Powerchip Semiconductor Manufacturing Corp.(1)	59,000	45,553
Powertech Technology, Inc.	18,000	99,379
Poya International Co. Ltd.	1,010	15,838
President Chain Store Corp.	4,000	33,375
President Securities Corp.	30,000	24,874
Primax Electronics Ltd.	10,000	31,277
Prince Housing & Development Corp.	1,000	375
Promate Electronic Co. Ltd.	1,000	2,829
Qisda Corp.	15,000	18,431
Quanta Computer, Inc.	18,000	152,935
Quanta Storage, Inc.	9,000	34,923
Quintain Steel Co. Ltd.	21,327	9,550
Radiant Opto-Electronics Corp.	15,000	91,493
Raydium Semiconductor Corp.	1,000	12,797
Realtek Semiconductor Corp.	4,000	67,535
Rechi Precision Co. Ltd.	13,000	11,632
Rexon Industrial Corp. Ltd.(1)	1,000	1,426

Rich Development Co. Ltd.(1)	33,000	12,902
Ritek Corp.(1)	1,000	300
Rodex Fasteners Corp.	1,000	1,425
Roo Hsing Co. Ltd.(1)	1,000	98
Ruentex Development Co. Ltd.	4,050	5,590
Ruentex Industries Ltd.	18,000	38,020
Sanyang Motor Co. Ltd.	10,000	23,456
Savior Lifetec Corp.	5,000	3,282
Scientech Corp.	1,000	10,537
ScinoPharm Taiwan Ltd.	1,000	861
SDI Corp.	1,000	4,051
Senao Networks, Inc.	1,000	5,363
Sercomm Corp.	8,000	29,244
Sesoda Corp.	3,000	3,038
Shanghai Commercial & Savings Bank Ltd.	45,905	65,356
Sharehope Medicine Co. Ltd.	1,050	1,028
Sheng Yu Steel Co. Ltd.	1,000	865
ShenMao Technology, Inc.	4,000	9,181
Shih Wei Navigation Co. Ltd.	8,000	5,725
Shin Foong Specialty & Applied Materials Co. Ltd.	1,000	1,563
Shin Kong Financial Holding Co. Ltd.(1)	179,000	52,289
Shin Zu Shing Co. Ltd.	4,000	24,520
Shinkong Insurance Co. Ltd.	12,000	35,236
Shinkong Synthetic Fibers Corp.	25,000	13,048
Silicon Integrated Systems Corp.	9,400	16,679
Simplo Technology Co. Ltd.	4,000	50,998
Sinbon Electronics Co. Ltd.	1,000	9,117
Sinkang Industries Co. Ltd.	1,000	542
Sino-American Silicon Products, Inc.	9,000	58,094
Sinon Corp.	11,000	14,041
SinoPac Financial Holdings Co. Ltd.	118,655	84,626
Sinphar Pharmaceutical Co. Ltd.	1,000	1,128
Sitronix Technology Corp.	3,000	24,142
Siward Crystal Technology Co. Ltd.	3,000	3,018
Soft-World International Corp.	4,000	17,738
Solar Applied Materials Technology Corp.	1,000	1,539
Solomon Technology Corp.	2,000	10,897
Sonix Technology Co. Ltd.	1,000	1,658
Sporton International, Inc.	1,050	7,928
Sports Gear Co. Ltd.	1,000	2,929
St. Shine Optical Co. Ltd.	1,000	5,658
Standard Foods Corp.	2,000	2,590
Stark Technology, Inc.	1,000	3,914
Sun Race Sturmey-Archer, Inc.	1,000	1,037
Sunonwealth Electric Machine Industry Co. Ltd.	5,000	18,348
Sunrex Technology Corp.	2,000	3,790
Supreme Electronics Co. Ltd.	16,843	42,907
Symtek Automation Asia Co. Ltd.	2,080	7,536
Synnex Technology International Corp.	4,000	10,427
Systex Corp.	4,000	14,938
T3EX Global Holdings Corp.	1,000	3,442
TA Chen Stainless Pipe	29,000	34,405
TAI Roun Products Co. Ltd.	1,000	483
Taichung Commercial Bank Co. Ltd.	103,571	59,857
TaiDoc Technology Corp.	2,000	10,077

Taigen Biopharmaceuticals Holdings Ltd.(1)	2,000	940
Tainan Spinning Co. Ltd.	7,000	3,967
Tai-Saw Technology Co. Ltd.	1,000	908
Taishin Financial Holding Co. Ltd.	171,909	97,739
Taisun Enterprise Co. Ltd.	1,000	730
Taita Chemical Co. Ltd.	1,050	516
TAI-TECH Advanced Electronics Co. Ltd.	3,000	12,044
Taiwan Business Bank	152,578	79,770
Taiwan Cooperative Financial Holding Co. Ltd.	34,167	26,984
Taiwan FU Hsing Industrial Co. Ltd.	12,000	20,973
Taiwan Glass Industry Corp.(1)	5,000	2,805
Taiwan High Speed Rail Corp.	41,000	38,009
Taiwan Hon Chuan Enterprise Co. Ltd.	7,000	35,259
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,000	1,259
Taiwan Mobile Co. Ltd.	3,000	9,790
Taiwan Navigation Co. Ltd.	4,000	4,634
Taiwan Paiho Ltd.	6,000	11,760
Taiwan PCB Techvest Co. Ltd.	6,000	7,260
Taiwan Secom Co. Ltd.	1,000	3,824
Taiwan Semiconductor Co. Ltd.	1,000	2,425
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,338	3,373,932
Taiwan Steel Union Co. Ltd.	1,000	3,369
Taiwan Styrene Monomer	1,000	416
Taiwan Surface Mounting Technology Corp.	7,000	24,652
Taiwan TEA Corp.(1)	9,000	5,928
Taiwan Union Technology Corp.	6,000	31,007
Taiwan-Asia Semiconductor Corp.	1,000	1,288
Tatung Co. Ltd.(1)	17,000	28,563
Teco Electric & Machinery Co. Ltd.	28,000	48,788
Test Research, Inc.	5,000	26,683
Tex-Ray Industrial Co. Ltd.(1)	1,000	354
Thinking Electronic Industrial Co. Ltd.	1,000	5,264
Thye Ming Industrial Co. Ltd.	1,000	2,480
Ton Yi Industrial Corp.	17,000	7,805
Tong Hsing Electronic Industries Ltd.	3,770	17,759
Tong Yang Industry Co. Ltd.	7,000	24,385
Tong-Tai Machine & Tool Co. Ltd.	15,000	10,678
Topco Scientific Co. Ltd.	3,086	25,067
Topkey Corp.	2,000	12,530
TPK Holding Co. Ltd.	14,000	16,650
Transcend Information, Inc.	6,000	21,834
Tripod Technology Corp.	7,000	46,107
Tsann Kuen Enterprise Co. Ltd.	4,000	4,498
TSRC Corp.	13,000	9,645
TTY Biopharm Co. Ltd.	1,000	2,397
Tung Ho Steel Enterprise Corp.	12,000	25,602
Tung Thih Electronic Co. Ltd.	1,000	3,545
TXC Corp.	6,000	20,994
TYC Brother Industrial Co. Ltd.	2,000	3,953
Tycoons Group Enterprise(1)	702	260
Tyntek Corp.(1)	1,000	575
TZE Shin International Co. Ltd.(1)	1,100	1,074
Unimicron Technology Corp.	19,000	107,998
Union Bank of Taiwan	31,285	15,086
Uni-President Enterprises Corp.	87,000	215,092

Unitech Printed Circuit Board Corp.	3,000	3,409
United Integrated Services Co. Ltd.	3,000	33,959
United Microelectronics Corp.	137,000	233,232
United Orthopedic Corp.	3,000	9,031
United Renewable Energy Co. Ltd.	3,000	1,127
UPC Technology Corp.	26,000	10,616
USI Corp.	15,000	7,365
Utechzone Co. Ltd.	1,000	3,331
Vanguard International Semiconductor Corp.	16,000	53,309
Ventec International Group Co. Ltd.	2,000	5,148
Voltronic Power Technology Corp.	1,000	52,408
Wafer Works Corp.	1,000	1,210
Wah Lee Industrial Corp.	1,000	3,847
Walsin Lihwa Corp.	38,419	43,961
Walsin Technology Corp.	5,000	17,782
Walton Advanced Engineering, Inc.	1,000	601
Wan Hai Lines Ltd.	23,150	57,042
We & Win Development Co. Ltd.(1)	1,000	601
Weikeng Industrial Co. Ltd.	14,000	16,899
Win Semiconductors Corp.	1,000	4,380
Winbond Electronics Corp.	47,849	37,169
Winstek Semiconductor Co. Ltd.	2,000	7,754
Wisdom Marine Lines Co. Ltd.(1)	10,000	23,992
Wistron Corp.	33,000	114,954
Wistron Information Technology & Services Corp.	2,131	8,875
Wistron NeWeb Corp.	1,071	5,179
Wiwynn Corp.	2,000	153,069
Wowprime Corp.	4,398	31,862
WPG Holdings Ltd.	7,000	18,674
WT Microelectronics Co. Ltd.	4,395	15,621
XinTec, Inc.	4,000	15,857
Xxentria Technology Materials Corp.	5,000	11,492
Yageo Corp.	795	16,320
Yang Ming Marine Transport Corp.	49,000	108,290
Yem Chio Co. Ltd.	2,000	1,235
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	1,418
YFY, Inc.	24,000	22,244
Youngtek Electronics Corp.	1,000	2,251
Yuanta Financial Holding Co. Ltd.	117,729	115,371
Yulon Finance Corp.	7,477	34,385
Yulon Motor Co. Ltd.	17,952	39,242
YungShin Global Holding Corp.	4,000	6,885
Zenitron Corp.	11,000	12,312
Zhen Ding Technology Holding Ltd.	18,000	68,124
Zippy Technology Corp.	12,000	23,041
Zyxel Group Corp.	6,898	8,868
		14,944,340
Thailand — 1.8%
AAPICO Hitech PCL, NVDR	8,300	4,949
Advanced Info Service PCL, NVDR	13,100	72,357
Advanced Information Technology PCL, NVDR	37,400	4,414
AEON Thana Sinsap Thailand PCL, NVDR	3,200	12,957
Airports of Thailand PCL, NVDR	12,700	22,481
AJ Plast PCL, NVDR(1)	1,300	223
Amanah Leasing PCL, NVDR	10,057	375

Amata Corp. PCL, NVDR	27,800	17,424
Ananda Development PCL, NVDR(1)	82,100	1,718
AP Thailand PCL, NVDR	48,300	12,105
Aqua Corp. PCL, NVDR(1)	18,600	177
Asia Plus Group Holdings PCL, NVDR	9,400	664
Asset World Corp. PCL, NVDR	40,700	4,213
Bangkok Airways PCL, NVDR	33,300	18,162
Bangkok Aviation Fuel Services PCL, NVDR	3,000	1,724
Bangkok Chain Hospital PCL, NVDR	38,700	19,900
Bangkok Dusit Medical Services PCL, NVDR	98,000	71,985
Bangkok Expressway & Metro PCL, NVDR	97,900	20,939
Bangkok Life Assurance PCL, NVDR	6,700	3,741
BCPG PCL, NVDR	46,600	8,437
BEC World PCL, NVDR	16,800	2,057
Berli Jucker PCL, NVDR	3,900	2,361
Better World Green PCL, NVDR(1)	88,700	1,015
BTS Group Holdings PCL, NVDR	75,500	9,883
Bumrungrad Hospital PCL, NVDR	7,000	46,084
Buriram Sugar PCL, NVDR	11,000	1,396
Carabao Group PCL, NVDR	2,300	4,405
Central Pattana PCL, NVDR	18,600	29,017
Central Plaza Hotel PCL, NVDR	9,100	10,172
Central Retail Corp. PCL, NVDR	17,600	14,652
CH Karnchang PCL, NVDR	8,100	4,904
Charoen Pokphand Foods PCL, NVDR(1)	29,400	18,223
Chularat Hospital PCL, NVDR	126,800	10,131
Com7 PCL, NVDR	30,400	14,685
Country Group Holdings PCL, NVDR(1)	25,700	566
CP ALL PCL, NVDR	20,600	32,248
CP Axtra PCL, NVDR	23,400	18,315
Delta Electronics Thailand PCL, NVDR	15,500	31,301
Dhipaya Group Holdings PCL, NVDR	3,900	3,372
Ditto Thailand PCL, NVDR	2,580	1,160
Dohome PCL, NVDR	1,424	454
Eastern Water Resources Development & Management PCL, NVDR	1,400	120
Ekachai Medical Care PCL, NVDR	25,803	5,020
Erawan Group PCL, NVDR	133,000	17,166
Forth Corp. PCL, NVDR	1,500	666
G J Steel PCL, NVDR(1)	186,900	1,123
GFPT PCL, NVDR	9,500	3,471
Gunkul Engineering PCL, NVDR	113,600	7,729
Hana Microelectronics PCL, NVDR	12,300	13,660
Home Product Center PCL, NVDR	75,200	19,050
Humanica PCL, NVDR	1,500	433
Ichitan Group PCL, NVDR	51,800	23,957
Indorama Ventures PCL, NVDR	21,900	13,786
Interlink Communication PCL, NVDR	5,400	1,009
Intouch Holdings PCL, NVDR	12,500	22,921
Jasmine International PCL, NVDR	398,800	37,182
Jaymart Group Holdings PCL, NVDR(1)	22,800	7,800
JMT Network Services PCL, NVDR	3,700	1,558
Karmarts PCL, NVDR	27,883	10,504
Kasikornbank PCL, NVDR	10,500	37,447
KCE Electronics PCL, NVDR	6,600	7,472
KGI Securities Thailand PCL, NVDR	16,700	2,036

Kiatnakin Phatra Bank PCL, NVDR	5,400	7,495
Krung Thai Bank PCL, NVDR	52,700	24,669
Krungthai Card PCL, NVDR	15,700	19,597
Land & Houses PCL, NVDR	180,900	32,461
LPN Development PCL, NVDR	3,900	350
Major Cineplex Group PCL, NVDR	44,800	15,717
MBK PCL, NVDR	16,600	7,831
MC Group PCL, NVDR	14,300	4,357
MCS Steel PCL, NVDR	8,200	1,726
Mega Lifesciences PCL, NVDR	7,400	8,073
MFEC PCL, NVDR	1,700	289
Minor International PCL, NVDR	53,700	44,975
MK Restaurants Group PCL, NVDR	4,900	4,400
Mono Next PCL, NVDR(1)	23,200	435
Muangthai Capital PCL, NVDR	18,300	22,258
Ngern Tid Lor PCL, NVDR	34,844	18,911
Nusasiri PCL, NVDR(1)	13,000	113
Origin Property PCL, NVDR	3,800	574
Osotspa PCL, NVDR	8,300	5,160
Plan B Media PCL, NVDR	64,100	14,388
Polyplex Thailand PCL, NVDR	4,800	1,528
POSCO-Thainox PCL, NVDR(1)	11,500	163
Praram 9 Hospital PCL, NVDR	15,500	8,103
Property Perfect PCL, NVDR	24,840	149
Pruksa Holding PCL, NVDR	24,400	6,643
Quality Houses PCL, NVDR	200,900	11,156
Rajthanee Hospital PCL, NVDR	4,800	3,293
Ramkhamhaeng Hospital PCL, NVDR	3,200	2,632
Ratchthani Leasing PCL, NVDR	53,570	3,592
Regional Container Lines PCL, NVDR	13,000	10,511
Roctec Global PCL, NVDR(1)	23,200	455
RS PCL, NVDR	4,180	1,366
S Hotels & Resorts PCL, NVDR	19,200	1,142
S Kijchai Enterprise PCL, R Shares, NVDR	8,900	1,354
Sabina PCL, NVDR	10,600	7,100
Sansiri PCL, NVDR	277,500	12,026
Sappe PCL, NVDR	3,000	8,489
SC Asset Corp. PCL, NVDR	34,900	2,946
SCB X PCL, NVDR	4,000	11,550
SCGJWD Logistics PCL, NVDR	2,300	903
Sena Development PCL, NVDR	1,700	118
Sermsang Power Corp. Co. Ltd., NVDR	31,097	5,918
Siam Global House PCL, NVDR	37,306	16,874
SISB PCL, NVDR	7,400	7,360
SNC Former PCL, NVDR	4,200	817
Somboon Advance Technology PCL, NVDR	9,000	3,624
Sri Trang Agro-Industry PCL, NVDR	33,000	21,213
Srisawad Corp. PCL, NVDR	13,420	15,222
Srithai Superware PCL, NVDR	70,300	2,467
STARK Corp. PCL, NVDR(1)	1,400	—
Stars Microelectronics Thailand PCL, NVDR	39,100	2,859
STP & I PCL, NVDR(1)	20,800	1,836
Supalai PCL, NVDR	49,000	24,673
Super Energy Corp. PCL, NVDR(1)	400,500	3,158
Tata Steel Thailand PCL, NVDR(1)	5,000	107

Thai Union Group PCL, NVDR	71,700	29,073
Thai Vegetable Oil PCL, NVDR	1,240	775
Thai Wah PCL, NVDR	13,900	1,444
Thaicom PCL, NVDR	32,700	11,088
Thaire Life Assurance PCL, NVDR	1,756	84
Thanachart Capital PCL, NVDR	5,200	6,964
Thonburi Healthcare Group PCL, NVDR	11,700	12,244
Tisco Financial Group PCL, NVDR	4,100	10,902
TKS Technologies PCL, NVDR	5,900	1,306
TMBThanachart Bank PCL, NVDR	433,000	19,910
TOA Paint Thailand PCL, NVDR	6,700	4,175
TQM Alpha PCL, NVDR	3,700	2,617
TTW PCL, NVDR	6,800	1,683
VGI PCL, NVDR	53,300	2,183
WHA Corp. PCL, NVDR	87,700	13,026
Workpoint Entertainment PCL, NVDR	200	48
Xspring Capital PCL, NVDR(1)	15,200	461
		1,342,565
Turkey — 1.2%
Akbank TAS	40,781	83,596
Aksigorta AS(1)	5,559	1,298
Alarko Holding AS	3,021	11,275
Albaraka Turk Katilim Bankasi AS(1)	99,822	18,556
Alkim Alkali Kimya AS(1)	1,111	1,277
Anadolu Anonim Turk Sigorta Sirketi(1)	7,127	25,394
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,819	11,200
Aselsan Elektronik Sanayi Ve Ticaret AS	6,837	12,437
BIM Birlesik Magazalar AS	4,988	74,290
Bogazici Beton Sanayi Ve Ticaret AS	469	426
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	464	7,127
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	374	1,354
Bursa Cimento Fabrikasi AS	23,060	5,862
Cemas Dokum Sanayi AS(1)	39,306	4,542
Coca-Cola Icecek AS	299	7,058
Dogus Otomotiv Servis ve Ticaret AS	445	4,183
EGE Gubre Sanayii AS	365	477
EGE Seramik Sanayi ve Ticaret AS(1)	2,218	251
Enerjisa Enerji AS	1,800	3,378
Eregli Demir ve Celik Fabrikalari TAS	14,497	21,605
Esenboga Elektrik Uretim AS(1)	1,710	1,078
Europap Tezol Kagit Sanayi VE Ticaret AS(1)	1,366	856
Fenerbahce Futbol AS(1)	59	226
Ford Otomotiv Sanayi AS	614	20,777
Galata Wind Enerji AS	2,150	1,910
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	857	11,609
Goodyear Lastikleri TAS(1)	1,153	812
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	13,789	10,561
GSD Holding AS	17,144	2,212
Hektas Ticaret TAS(1)	1	—
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	15,753	4,356
Info Yatirim AS	8,807	3,183
Is Finansal Kiralama AS(1)	7,445	3,358
Is Yatirim Menkul Degerler AS	18,169	21,886
Jantsa Jant Sanayi Ve Ticaret AS	983	1,015
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	1,292	481

Kartonsan Karton Sanayi ve Ticaret AS(1)	232	853
Konya Kagit Sanayi VE Ticaret AS	572	841
Kordsa Teknik Tekstil AS(1)	274	769
LDR Turizm AS	2,545	5,324
Logo Yazilim Sanayi Ve Ticaret AS(1)	393	1,075
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	8,276	24,529
MLP Saglik Hizmetleri AS(1)	2,359	19,782
Naturel Yenilenebilir Enerji Ticaret AS	1,075	1,494
Netas Telekomunikasyon AS(1)	592	1,359
Otokar Otomotiv Ve Savunma Sanayi AS	335	6,329
Parsan Makina Parcalari Sanayii AS(1)	90	310
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	576	288
Petkim Petrokimya Holding AS(1)	12,528	7,929
Polisan Holding AS	2,924	1,192
Qua Granite Hayal(1)	10,516	1,106
Ral Yatirim Holding AS(1)	1,671	10,044
Sasa Polyester Sanayi AS(1)	3,656	5,002
Sekerbank Turk AS	20,120	3,199
Selcuk Ecza Deposu Ticaret ve Sanayi AS	4,906	7,429
Sok Marketler Ticaret AS	7,077	12,895
TAV Havalimanlari Holding AS(1)	2,780	20,821
Tekfen Holding AS(1)	5,441	8,887
Teknosa Ic Ve Dis Ticaret AS(1)	3,936	4,353
Tofas Turk Otomobil Fabrikasi AS	1,463	14,021
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS(1)	652	42
Turcas Petrol AS(1)	873	762
Turk Traktor ve Ziraat Makineleri AS	802	24,813
Turkcell Iletisim Hizmetleri AS, ADR	7,219	55,370
Turkiye Halk Bankasi AS(1)	10,380	5,689
Turkiye Is Bankasi AS, C Shares	133,141	66,619
Turkiye Sigorta AS	6,191	14,583
Turkiye Sinai Kalkinma Bankasi AS(1)	50,305	17,251
Turkiye Vakiflar Bankasi TAO, D Shares(1)	29,123	20,049
Vakif Finansal Kiralama AS(1)	46,202	4,670
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS(1)	6,403	22,536
Vestel Beyaz Esya Sanayi ve Ticaret AS	20,879	15,452
Vestel Elektronik Sanayi ve Ticaret AS(1)	6,109	15,891
Yapi ve Kredi Bankasi AS	66,484	66,717
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,457	1,630
Yunsa Yunlu Sanayi VE Ticare AS	1,833	4,859
		876,670
United States — 0.7%
Coupang, Inc.(1)	9,265	210,686
Nam Tai Property, Inc.(1)	100	435
Pagseguro Digital Ltd., Class A(1)	8,544	104,664
StoneCo Ltd., A Shares(1)	9,521	131,771
XP, Inc., Class A	4,568	86,746
		534,302
TOTAL COMMON STOCKS (Cost $62,631,605)		73,887,540
RIGHTS — 0.0%
Brazil — 0.0%
Americanas SA(1)	319,404	608
Oncoclinicas do Brasil Servicos Medicos SA(1)	22	—
		608

Thailand — 0.0%
Aj Rates Rec (R)(1)	251	3
TOTAL RIGHTS (Cost $—)		611
WARRANTS — 0.0%
Malaysia — 0.0%
Eco World Development Group Bhd.(1)	360	27
Thailand — 0.0%
Better World Green PCL(1)	14,783	12
Buriram Sugar PCL, NVDR(1)	950	14
Kiatnakin Phatra Bank PCL, NVDR(1)	450	20
Nusasiri PCL, NVDR(1)	2,600	5
Roctec Global PCL(1)	5,800	5
RS PCL, NVDR(1)	418	55
TEAM Consulting Engineering & Management PCL, NVDR(1)	3,120	31
		142
TOTAL WARRANTS (Cost $—)		169
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	106,358	106,358
State Street Navigator Securities Lending Government Money Market Portfolio(3)	542,105	542,105
TOTAL SHORT-TERM INVESTMENTS (Cost $648,463)		648,463
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $63,280,068)		74,536,783
OTHER ASSETS AND LIABILITIES — (1.2)%		(908,778)
TOTAL NET ASSETS — 100.0%		$73,628,005

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.2%
Information Technology	21.3%
Consumer Discretionary	16.6%
Industrials	10.9%
Communication Services	7.3%
Materials	5.4%
Health Care	4.9%
Consumer Staples	4.7%
Real Estate	3.0%
Utilities	1.9%
Energy	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,028,654. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,061,788, which includes securities collateral of $519,683.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$1,259,126	$2,235,541	—
British Virgin Islands	4,693	—	—
Chile	93,411	371,091	—
China	4,267,946	13,170,402	—
Colombia	32,375	46,703	—
India	1,000,382	14,851,394	—
Indonesia	106,328	1,103,619	—
Mexico	586,720	1,396,566	—
Peru	280,498	—	—
Philippines	24,568	490,373	—
South Africa	371,582	1,998,564	—
South Korea	626,853	8,671,691	—
Taiwan	3,631,178	11,313,162	—
Turkey	55,370	821,300	—
United States	534,302	—	—
Other Countries	—	4,541,802	—
Rights	—	611	—
Warrants	12	157	—
Short-Term Investments	648,463	—	—
	$13,523,807	$61,012,976	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.